================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-08727

                   SunAmerica Senior Floating Rate Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  John T. Genoy
                              Senior Vice President
                        SunAmerica Asset Management Corp.
                    Harborside Financial Center 3200 Plaza 5
                              Jersey City, NJ 07311
                    ----------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31
Date of reporting period: June 30, 2012

================================================================================

Item 1. Reports to Stockholders

                                    [GRAPHIC]




                                                        SEMI-ANNUAL REPORT 2012

SUNAMERICA
Senior Floating Rate Fund

[LOGO]

        JUNE 30, 2012                                         SEMI-ANNUAL REPORT

SUNAMERICA SENIOR FLOATING RATE FUND, INC.

SUNAMERICA SENIOR FLOATING RATE FUND (SASFX)

                        TABLE OF CONTENTS


            SHAREHOLDERS' LETTER...............................  2
            EXPENSE EXAMPLE....................................  4
            STATEMENT OF ASSETS AND LIABILITIES................  6
            STATEMENT OF OPERATIONS............................  7
            STATEMENT OF CHANGES IN NET ASSETS.................  8
            STATEMENT OF CASH FLOWS............................  9
            FINANCIAL HIGHLIGHTS............................... 10
            PORTFOLIO OF INVESTMENTS........................... 12
            NOTES TO FINANCIAL STATEMENTS...................... 23
            APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT
            AGREEMENT.......................................... 32

        JUNE 30, 2012                                         SEMI-ANNUAL REPORT

        SHAREHOLDERS' LETTER -- (unaudited)

Dear Shareholders,

We are pleased to present this semi-annual report for the SunAmerica Senior Floating Rate Fund, Inc. (the "Fund") for the six months ended June 30, 2012.

The semi-annual period proved to be a challenging one for many investors. Indeed, almost all areas of the global financial markets experienced a broad "risk on/risk off" trading pattern, wherein investors vacillated en masse between sharply optimistic or pessimistic views toward the financial markets. By the end of June 2012, however, the more bullish views toward the financial markets had dominated, such that floating rate loans, as represented by the S&P/LSTA Leveraged Loan Index ("LLI")/1/, returned 4.54% during the semi-annual period. The LLI outperformed the broad U.S. fixed income market, as measured by the Barclays U.S. Aggregate Bond Index/2/, which returned 2.37% for the same period ended June 30, 2012.

During the first quarter of 2012, the floating rate loan market fared especially well, with credit fundamentals for this market segment strong. At the end of March 2012, the default rate within this asset class, whether examined by principal amount or by issuer count, remained at historical lows (0.21% and 0.61%, respectively). Only $40 billion was scheduled to mature through 2013 as of February 29, 2012, supporting the potential for continued low default rates. On the other hand, technicals, or supply/demand factors, were challenging. Bank-loan mutual funds reported net outflows of $254 million during the first quarter, following net outflows of $7.7 billion over the final 22 weeks of 2011. With the Federal Reserve Board (the "Fed") vowing to keep interest rates low through 2014, the floating-rate feature of bank loans had seemingly lost its near-term appeal. One silver lining to the technical picture was that the market for collateralized loan obligations ("CLOs"), one of the main sources of demand for banks loans, appeared to be reviving. In terms of quality, B-rated loans outperformed both higher-rated (BB) and lower-rated
(CCC) loans.

The floating rate loan market generated more modest yet still positive returns during the second quarter of 2012. The asset class continued to benefit from strong credit fundamentals, as issuers' balance sheets improved. The bank loan default rate by principal amount and by issuer count remained near historical lows (1.04% and 1.08%, respectively). Less than $20 billion was scheduled to mature through 2013, supporting continued low defaults. The technical picture improved compared to the prior quarter. Bank loan mutual funds reported net inflows of $1.95 billion for the second quarter. Moreover, the market for CLOs revived. By quality rating, loans rated CCC outperformed higher-rated B-rated and BB-rated loans during the second quarter. Still, bank loan valuations at the end of June 2012 appeared to reflect investor hesitation toward holding riskier assets.

On the following pages, you will find detailed financial statements and portfolio information for the Fund for the semi-annual period ended June 30, 2012.

As always, we remain diligent in the management of your assets. If you have any questions, or require additional information on this or other SunAmerica Mutual Funds, we invite you to visit www.safunds.com or call the Shareholder Services Department at 800-858-8850. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

THE SUNAMERICA SENIOR FLOATING RATE FUND PORTFOLIO MANAGER

Jeffrey W. Heuer
Wellington Management




--------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

/1/The S&P/LSTA LEVERAGED LOAN INDEX (LLI) reflects the market-weighted performance of U.S. dollar-denominated institutional leveraged loan portfolios. The LLI is the only domestic leveraged loan index that utilizes real-time market weightings, spreads and interest payments.

/2/The BARCLAYS U.S. AGGREGATE BOND INDEX represents securities that are U.S. domestic, taxable and dollar denominated. The index covers components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

Indices are not managed and an investor cannot invest directly into an index.

The Fund is not a money market fund and its net asset value may fluctuate. Investments in loans involve certain risks including nonpayment of principal and interest; collateral impairment; non-diversification and borrower industry concentration; and lack of an active trading market, in certain cases, which may impair the Fund's ability to obtain full value for loans sold. The Fund may invest all or substantially all of its assets in loans or other securities that are rated below investment grade, or in comparable unrated securities. Credit risks include the possibility of a default on the loan or bankruptcy of the borrower. The value of these loans is subject to a greater degree of volatility in response to interest rate fluctuations.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        EXPENSE EXAMPLE -- JUNE 30, 2012 -- (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of the SunAmerica Senior Floating Rate Fund, Inc. (the "Fund"), you may incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges and
(2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2012 and held until June 30, 2012.

ACTUAL EXPENSES

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2012" to estimate the expenses you paid on your account during this period. For shareholder accounts in Class A and Class C, the "Expenses Paid During the Six Months Ended June 30, 2012" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended June 30, 2012" column does not include administrative fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund's prospectus, your retirement plan documents and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended June 30, 2012" column would have been higher and the "Ending Account Value" would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in Class A and Class C, the "Expenses Paid During the Six Months Ended June 30, 2012" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended June 30, 2012" column does not include administrative fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund's prospectus, your retirement plan document and/or materials from your financial adviser for full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended June 30, 2012" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges and administrative fees, if applicable to your account. Please refer to the Fund's prospectus, qualified retirement plan document and/or materials from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        EXPENSE EXAMPLE -- JUNE 30, 2012 -- (UNAUDITED) (CONTINUED)


                                                 ACTUAL                                           HYPOTHETICAL
                            ------------------------------------------------- ------------------------------------
                                                  ENDING                                          ENDING ACCOUNT
                                               ACCOUNT VALUE  EXPENSES PAID                         VALUE USING
                                BEGINNING      USING ACTUAL     DURING THE        BEGINNING      A HYPOTHETICAL 5%
                              ACCOUNT VALUE     RETURNS AT   SIX MONTHS ENDED   ACCOUNT VALUE    ASSUMED RETURN AT
                            AT JANUARY 1, 2012 JUNE 30, 2012  JUNE 30, 2012*  AT JANUARY 1, 2012   JUNE 30, 2012
                            ------------------ ------------- ---------------- ------------------ -----------------
Senior Floating Rate Fund#
   Class A.................     $1,000.00        $1,039.22        $7.35           $1,000.00          $1,017.65
   Class C.................     $1,000.00        $1,037.74        $8.87           $1,000.00          $1,016.16

                            -----------------
                                             EXPENSE
                             EXPENSES PAID    RATIO
                               DURING THE     AS OF
                            SIX MONTHS ENDED JUNE 30,
                             JUNE 30, 2012*   2012*
                            ---------------- --------
Senior Floating Rate Fund#
   Class A.................      $7.27         1.45%
   Class C.................      $8.77         1.75%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days divided by 366 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges and administrative fees, if applicable to your account. Please refer to your Prospectus, your qualified retirement plan document and/or materials from your financial advisor for more information.
# During the stated period, the investment adviser either waived/reimbursed a portion of or all of the fees/expenses and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived/reimbursed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2012" and the "Expense Ratios" would have been higher.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        STATEMENT OF ASSETS AND LIABILITIES -- JUNE 30, 2012 -- (UNAUDITED)

ASSETS:
Investments at value (unaffiliated)*............................... $331,033,565
Repurchase agreements (cost approximates value)....................    1,705,000
                                                                    ------------
  Total investments................................................  332,738,565
Receivable for:
  Fund shares sold.................................................      998,814
  Dividends and interest...........................................    2,004,265
  Investments sold.................................................    7,621,318
Prepaid expenses and other assets..................................        5,805
Due from investment adviser for expense reimbursements/fee waivers.      102,012
                                                                    ------------
  Total assets.....................................................  343,470,779
                                                                    ------------
LIABILITIES:
Payable for:
  Fund shares redeemed.............................................    1,043,110
  Investments purchased............................................   13,579,111
  Investment advisory and management fees..........................      226,239
  Distribution and service maintenance fees........................      156,564
  Administration fees..............................................       53,233
  Transfer agent fees and expenses.................................       65,137
  Directors' fees and expenses.....................................        7,770
  Other accrued expenses...........................................      231,458
Dividends payable..................................................      372,983
Commitments (Note 11)..............................................           --
                                                                    ------------
  Total liabilities................................................   15,735,605
                                                                    ------------
   Net Assets...................................................... $327,735,174
                                                                    ============
NET ASSETS REPRESENTED BY:
Common stock, $.01 par value....................................... $    405,353
Additional paid-in capital.........................................  397,578,718
                                                                    ------------
                                                                     397,984,071
Accumulated undistributed net investment income (loss).............     (232,631)
Accumulated undistributed net realized gain (loss) on investments..  (59,632,196)
Unrealized appreciation (depreciation) on investments..............  (10,384,070)
                                                                    ------------
   Net Assets...................................................... $327,735,174
                                                                    ============
CLASS A:
Net assets......................................................... $133,709,488
Shares outstanding.................................................   16,530,955
Net asset value and redemption price per share..................... $       8.09
Maximum sales charge (3.75% of offering price).....................         0.32
                                                                    ------------
Maximum offering price to public................................... $       8.41
                                                                    ============
CLASS C:
Net assets......................................................... $194,025,686
Shares outstanding.................................................   24,004,358
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charges)...... $       8.08
                                                                    ============
*COST
  Investment securities (unaffiliated)............................. $341,417,635
                                                                    ============

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED JUNE 30, 2012 -- (UNAUDITED)

INVESTMENT INCOME:
Interest (unaffiliated)........................................................... $ 9,173,298
Dividends (unaffiliated)..........................................................         890
Facility and other fee income (Note 2)............................................   1,103,975
                                                                                   -----------
   Total investment income........................................................  10,278,163
                                                                                   -----------
EXPENSES:
Investment advisory and management fees...........................................   1,496,299
Administration fees...............................................................     352,070
Distribution and service maintenance fees:
  Class A.........................................................................     272,551
  Class C.........................................................................     736,227
Transfer agent fees and expenses:
  Class A.........................................................................     177,185
  Class C.........................................................................     222,222
Registration fees:
  Class A.........................................................................       9,119
  Class C.........................................................................       5,118
Accounting service fees...........................................................      29,826
Custodian and accounting fees.....................................................      56,154
Reports to shareholders...........................................................      46,256
Audit and tax fees................................................................      49,783
Legal fees........................................................................       3,190
Directors' fees and expenses......................................................      31,030
Interest expense..................................................................       1,329
Other expenses....................................................................      57,412
                                                                                   -----------
   Total expenses before fee waivers, expense reimbursements and custody credits..   3,545,771
   Fees waived and expenses reimbursed by investment adviser (Note 5).............    (698,760)
   Custody credits earned on cash balances........................................         (10)
                                                                                   -----------
   Net expenses...................................................................   2,847,001
                                                                                   -----------
Net investment income (loss)......................................................   7,431,162
                                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated)............................  (2,646,499)
Change in unrealized appreciation (depreciation) on investments (unaffiliated)....   8,782,496
                                                                                   -----------
Net realized and unrealized gain (loss) on investments............................   6,135,997
                                                                                   -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................... $13,567,159
                                                                                   ===========

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        STATEMENT OF CHANGES IN NET ASSETS

                                                                          FOR THE
                                                                        SIX MONTHS
                                                                           ENDED     FOR THE YEAR
                                                                         JUNE 30,       ENDED
                                                                           2012      DECEMBER 31,
                                                                        (UNAUDITED)      2011
                                                                       ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment income (loss)......................................... $  7,431,162  $ 19,197,704
 Net realized gain (loss) on investments (unaffiliated)...............   (2,646,499)  (10,179,559)
 Net unrealized gain (loss) on investments (unaffiliated).............    8,782,496   (11,283,617)
                                                                       ------------  ------------
Increase (decrease) in net assets resulting from operations...........   13,567,159    (2,265,472)
                                                                       ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income (Class A)......................................   (3,513,605)  (10,260,446)
 Net investment income (Class C)......................................   (4,141,785)   (8,385,337)
                                                                       ------------  ------------
Total distributions to shareholders...................................   (7,655,390)  (18,645,783)
                                                                       ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS (NOTE 3)................................................  (37,903,900)  (65,226,604)
                                                                       ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...............................  (31,992,131)  (86,137,859)
NET ASSETS:
Beginning of period...................................................  359,727,305   445,865,164
                                                                       ------------  ------------
End of period+........................................................ $327,735,174  $359,727,305
                                                                       ============  ============
+Includes accumulated undistributed net investment income (loss)...... $   (232,631) $     (8,403)
                                                                       ============  ============

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        STATEMENT OF CASH FLOWS -- FOR THE SIX MONTHS ENDED JUNE 30, 2012 -- (UNAUDITED)

INCREASE (DECREASE) IN CASH
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets from operations.................................................................... $ 13,567,159

ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS FROM OPERATIONS TO NET CASH USED IN OPERATING ACTIVITIES:
  Purchase of loans/securities................................................................................  (89,084,383)
  Proceeds from loans/securities sold.........................................................................   77,895,360
  Loan principal paydowns.....................................................................................   49,231,990
  Net purchases of short-term securities......................................................................   (4,436,256)
  Accretion of facility fee income............................................................................     (739,876)
  Decrease in receivable for dividends and interest...........................................................      162,211
  Increase in receivable for investments sold.................................................................     (523,083)
  Increase in amount due from investment adviser for expense reimbursements/fee waivers.......................      (21,402)
  Decrease in prepaid expenses and other assets...............................................................          356
  Increase in payable for investments purchased...............................................................    5,603,833
  Decrease in payable for investment advisory and management fees.............................................      (35,816)
  Decrease in payable for distribution and service maintenance fees...........................................      (21,482)
  Decrease in payable for administration fees.................................................................       (8,427)
  Decrease in other accrued expenses..........................................................................      (65,686)
  Unrealized appreciation on investments......................................................................   (8,782,496)
  Net realized loss from investments..........................................................................    2,646,499
                                                                                                               ------------
Net cash provided by operating activities..................................................................... $ 45,388,501
                                                                                                               ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold.....................................................................................   55,615,463
Payment on shares redeemed....................................................................................  (97,866,336)
Cash dividends paid...........................................................................................   (3,139,867)
                                                                                                               ------------
Net cash used in financing activities......................................................................... $(45,390,740)
                                                                                                               ------------
Net decrease in cash..........................................................................................       (2,239)
Cash balance at beginning of period...........................................................................        2,239
                                                                                                               ------------
Cash balance at end of period................................................................................. $          0
                                                                                                               ============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $ 4,515,662.

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        FINANCIAL HIGHLIGHTS

                                  NET GAIN
                                  (LOSS) ON
               NET               INVESTMENTS                        DIVIDENDS           NET               NET     RATIO OF
              ASSET                 (BOTH               DIVIDENDS   FROM NET           ASSET            ASSETS,   EXPENSES
             VALUE,      NET      REALIZED   TOTAL FROM  FROM NET   REALIZED    TOTAL  VALUE,           END OF   TO AVERAGE
  PERIOD    BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT  GAINS ON   DISTRI- END OF   TOTAL   PERIOD      NET
  ENDED     OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME   INVESTMENTS BUTIONS PERIOD RETURN(2) (000'S)  ASSETS(3)
----------- --------- ---------- ----------- ---------- ---------- ----------- ------- ------ --------- -------- ----------
                                                                    CLASS A
                                                                    -------
12/31/07      $9.40     $0.56      $(0.48)     $ 0.08     $(0.60)   $     --   $(0.60) $8.88     0.84%  $ 89,077    1.45%
12/31/08       8.88      0.49       (3.74)      (3.25)     (0.49)         --    (0.49)  5.14   (38.20)    25,546    1.45
12/31/09       5.14      0.32        2.72        3.04      (0.35)         --    (0.35)  7.83    60.63    103,932    1.45
12/31/10       7.83      0.34        0.46        0.80      (0.36)         --    (0.36)  8.27    10.33    255,026    1.45
12/31/11       8.27      0.36       (0.33)       0.03      (0.34)         --    (0.34)  7.96     0.36    160,949    1.45
06/30/12(5)    7.96      0.18        0.13        0.31      (0.18)         --    (0.18)  8.09     3.92    133,709    1.45(4)
                                                                    CLASS C
                                                                    -------
12/31/07      $9.40     $0.57      $(0.52)     $ 0.05     $(0.58)   $     --   $(0.58) $8.87     0.43%  $235,957    1.75%
12/31/08       8.87      0.47       (3.74)      (3.27)     (0.46)         --    (0.46)  5.14   (38.31)    86,126    1.75
12/31/09       5.14      0.32        2.69        3.01      (0.33)         --    (0.33)  7.82    59.94    129,550    1.75
12/31/10       7.82      0.32        0.45        0.77      (0.33)         --    (0.33)  8.26    10.01    190,839    1.75
12/31/11       8.26      0.33       (0.32)       0.01      (0.32)         --    (0.32)  7.95     0.06    198,778    1.75
06/30/12(5)    7.95      0.17        0.13        0.30      (0.17)         --    (0.17)  8.08     3.77    194,026    1.75(4)

              RATIO OF
                 NET
             INVESTMENT
              INCOME TO
  PERIOD       AVERAGE    PORTFOLIO
  ENDED     NET ASSETS(3) TURNOVER
----------- ------------- ---------


12/31/07        6.58%        91%
12/31/08        6.05         32
12/31/09        4.94         74
12/31/10        4.34         41
12/31/11        4.27         63
06/30/12(5)     4.38(4)      26


12/31/07        6.24%        91%
12/31/08        5.89         32
12/31/09        4.88         74
12/31/10        4.03         41
12/31/11        4.02         63
06/30/12(5)     4.09(4)      26

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(3)Net of the following expense waivers and/or reimbursements, if applicable (based on average daily net assets) (See Note 5):

               12/31/07 12/31/08 12/31/09 12/31/10 12/31/11 06/30/12(4)(5)
               -------- -------- -------- -------- -------- --------------
      Class A.   0.59%    0.65%    0.55%    0.38%    0.33%       0.35%
      Class C.   0.65     0.73     0.66     0.48     0.44        0.44

(4)Annualized
(5)Unaudited

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO PROFILE -- JUNE 30, 2012 -- (UNAUDITED)

      INDUSTRY ALLOCATION*
      Media.......................................................   8.8%
      Hotels, Restaurants & Leisure...............................   6.4
      IT Services.................................................   4.4
      Health Care Providers & Services............................   4.3
      Registered Investment Companies.............................   4.1
      Pharmaceuticals.............................................   4.0
      Chemicals...................................................   3.7
      Auto Components.............................................   3.7
      Food & Staples Retailing....................................   3.2
      Commercial Services & Supplies..............................   3.1
      Semiconductors & Semiconductor Equipment....................   3.1
      Diversified Financial Services..............................   2.9
      Oil, Gas & Consumable Fuels.................................   2.8
      Software....................................................   2.5
      Wireless Telecommunication Services.........................   2.5
      Communications Equipment....................................   2.2
      Diversified Telecommunication Services......................   2.0
      Industrial Conglomerates....................................   2.0
      Capital Markets.............................................   1.8
      Road & Rail.................................................   1.7
      Insurance...................................................   1.7
      Aerospace & Defense.........................................   1.7
      Specialty Retail............................................   1.6
      Food Products...............................................   1.6
      Containers & Packaging......................................   1.6
      Machinery...................................................   1.5
      Industrial Power Producers & Energy Traders.................   1.5
      Household Products..........................................   1.4
      Internet Software & Services................................   1.3
      Health Care Equipment & Supplies............................   1.3
      Metals & Mining.............................................   1.2
      Multi Utilities.............................................   1.1
      Health Care Technology......................................   1.1
      Energy Equipment & Services.................................   1.0
      Electronic Equipment, Instruments & Components..............   1.0
      Airlines....................................................   1.0
      Automobiles.................................................   0.9
      Leisure Equipment & Products................................   0.9
      Gas Utilities...............................................   0.8
      Multiline Retail............................................   0.8
      Personal Products...........................................   0.8
      Household Durables..........................................   0.7
      Diversified Consumer Services...............................   0.7
      Thrifts & Mortgage Finance..................................   0.6
      Consumer Finance............................................   0.6
      Real Estate Management & Development........................   0.5
      Repurchase Agreements.......................................   0.5
      Marine......................................................   0.5
      Life Sciences Tools & Services..............................   0.5
      Professional Services.......................................   0.5
      Transportation Infrastructure...............................   0.4
      Building Products...........................................   0.4
      Paper & Forest Products.....................................   0.3
      Electrical Equipment........................................   0.2
      Internet & Catalog Retail...................................   0.1
                                                                   -----
                                                                   101.5%
                                                                   =====

      CREDIT QUALITY+#
      BBB-........................................................   2.1%
      BB+.........................................................   5.1
      BB..........................................................  10.7
      BB-.........................................................  23.6
      B+..........................................................  25.0
      B...........................................................  18.2
      B-..........................................................   5.6
      CCC+........................................................   1.2
      CCC.........................................................   1.9
      Not Rated@ .................................................   6.6
                                                                   -----
                                                                   100.0%
                                                                   =====

--------
*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard and Poor's
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2012 -- (UNAUDITED)

                                              RATINGS/(1)/
                                              (UNAUDITED)
                                              -----------
                                                            INTEREST   MATURITY  PRINCIPAL    VALUE
       INDUSTRY DESCRIPTION           TYPE    MOODY'S  S&P    RATE    DATE/(2)/   AMOUNT     (NOTE 2)
-------------------------------------------------------------------------------------------------------
LOANS(3)(4) -- 95.0%
AEROSPACE & DEFENSE -- 1.7%
  DigitalGlobe, Inc................ BTL-B       Ba3    BB+   5.75%    10/12/2018 $1,243,750 $ 1,230,994
  Transdigm Group, Inc............. BTL-B       Ba2    BB-    4.00    02/14/2017  1,989,899   1,991,556
  Transdigm Group, Inc............. BTL-B2      Ba2    BB-    4.00    02/14/2017    666,650     664,982
  Wyle Laboratories, Inc........... BTL-B       B1     BB     5.00    03/26/2017  1,359,111   1,345,519
                                                                                            -----------
                                                                                              5,233,051
                                                                                            -----------
AIRLINES -- 1.0%
  Delta Air Lines, Inc............. BTL         Ba2    BB-    5.50    04/20/2017  1,824,019   1,821,169
  United Airlines, Inc............. Tranche B   Ba3    BB-    2.25    02/01/2014  1,094,444   1,063,321
                                                                                            -----------
                                                                                              2,884,490
                                                                                            -----------
AUTO COMPONENTS -- 3.7%
  Allison Transmission, Inc........ BTL-B       Ba3    BB-    2.75    08/07/2014  1,658,289   1,641,700
  August LuxUK Holding Co.......... 1st Lien    NR     NR     6.25    04/27/2018    217,607     218,150
  August LuxUK Holding Co.......... 2nd Lien    NR     NR    10.50    04/27/2019    565,000     564,999
  August U.S. Holding Co., Inc..... 1st Lien    NR     NR     6.25    04/27/2018    167,393     167,811
  August U.S. Holding Co., Inc..... 2nd Lien    NR     NR    10.50    04/27/2019    435,000     434,999
  Federal Mogul Corp............... BTL-B       Ba3    B+  2.18-2.19  06/27/2015    937,798     894,619
  Federal Mogul Corp............... BTL-C       Ba3    B+  2.18-2.19  06/27/2015    478,468     456,438
  Goodyear Tire & Rubber Co........ 2nd Lien    Ba1    BB     4.75    04/30/2019  1,000,000     978,749
  Metaldyne Co. LLC................ BTL-B       B1     B+     5.25    05/18/2017    987,500     980,094
  Remy International, Inc.......... BTL-B       B1     B+     6.25    12/16/2016  1,947,229   1,956,966
  UCI International, Inc........... BTL-B       Ba2    B+     5.50    07/26/2017  2,211,325   2,227,910
  Viking Acquisition, Inc.......... BTL-B       Ba3    B-     6.00    11/05/2016  1,708,975   1,685,477
                                                                                            -----------
                                                                                             12,207,912
                                                                                            -----------
AUTOMOBILES -- 0.9%
  Chrysler Group LLC............... BTL-B       Ba2    BB     6.00    05/24/2017  2,846,250   2,870,978
                                                                                            -----------
BUILDING PRODUCTS -- 0.4%
  Armstrong World Industries, Inc.. BTL-B       B1     BB-    4.00    03/10/2018    323,619     321,354
  HD Supply, Inc................... BTL-B       B2     B+     7.25    10/12/2017  1,020,000   1,025,100
                                                                                            -----------
                                                                                              1,346,454
                                                                                            -----------
CAPITAL MARKETS -- 1.8%
  AlixPartners LLC................. BTL-B2      Ba3    B+     6.50    06/28/2019    695,000     688,050
  AlixPartners LLC................. 2nd Lien    B3     B-    10.75    11/15/2019    285,000     280,369
  BNY ConvergEX Group LLC.......... BTL-B       B1     B+     5.25    12/16/2016    269,287     259,862
  BNY ConvergEX Group LLC.......... BTL-B       B2     B-     5.25    12/16/2017    613,067     591,610
  BNY ConvergEX Group LLC.......... BTL-A       B1     B+     8.75    12/16/2016    613,325     579,592
  BNY ConvergEX Group LLC.......... BTL-A       B2     B-     8.75    12/16/2017  1,461,675   1,381,283
  Nuveen Investments, Inc.......... BTL-B       B2      B  5.96-5.97  05/13/2017    383,480     381,380
  Nuveen Investments, Inc.......... BTL         B2      B  5.96-5.97  05/13/2017  1,616,520   1,592,676
                                                                                            -----------
                                                                                              5,754,822
                                                                                            -----------
CHEMICALS -- 3.6%
  Chemtura Corp.................... BTL         Ba1    BB+    5.50    08/27/2016  1,890,000   1,897,088
  GenTek........................... BTL         B1      B  5.00-5.75  10/06/2015    732,700     729,723
  Hexion Specialty Chemicals, Inc.. BTL-C1      Ba3    B-     4.00    05/05/2015    468,353     457,229
  Hexion Specialty Chemicals, Inc.. BTL-C2      Ba3    B-     4.25    05/05/2015    211,101     206,087
  Houghton International, Inc...... BTL-B       B1      B     6.75    01/29/2016    491,606     494,064
  Huntsman International LLC....... BTL-C       Ba1    BB+ 2.50-2.60  06/30/2016    262,215     257,790
  Ineos U.S. Finance LLC........... BTL-B       B1     B+     6.50    05/04/2018  1,246,875   1,222,561
  Momentive Performance............ BTL-B       B1     B+     3.75    05/05/2015    866,453     859,594
  OMNOVA Solutions, Inc............ BTL-B       Ba2    B+     5.75    05/31/2017    541,750     543,443
  Solutia, Inc..................... BTL-B       Ba1    BB+    3.50    08/01/2017    654,493     654,698
  Styron LLC....................... BTL-B       B1     B+  6.00-6.75  08/02/2017  1,269,447   1,192,750
  Univar, Inc...................... BTL-B       B2     B+     5.00    06/30/2017  2,541,275   2,495,215
  Veyance Technologies, Inc........ 2nd Lien    NR     NR     6.00    07/31/2015    950,000     886,271
                                                                                            -----------
                                                                                             11,896,513
                                                                                            -----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2012 -- (UNAUDITED) (CONTINUED)

                                                         RATINGS/(1)/
                                                         (UNAUDITED)
                                                         ------------
                                                                       INTEREST   MATURITY  PRINCIPAL    VALUE
             INDUSTRY DESCRIPTION                 TYPE   MOODY'S S&P     RATE    DATE/(2)/   AMOUNT     (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 3.1%
  ACCO Brands Corp............................. BTL-B     Ba1    BB+    4.25%    05/01/2019 $1,194,000 $ 1,194,000
  Altegrity, Inc............................... BTL-B      B1     B      7.75    02/21/2015  1,115,231   1,109,655
  ATI Schools(10)(11).......................... BTL-B     Ba3     D     12.25    12/30/2014  1,104,961     110,496
  ATI Schools(5)(6)(9)(11)..................... BTL        NR     NR    13.25    06/30/2012    248,682     198,945
  ATI Schools(5)(6)(9)(11)..................... BTL        NR     NR    13.25    06/30/2012     15,362      12,290
  Audio Visual Services Group, Inc............. 2nd Lien   NR     NR     5.97    08/28/2014  1,077,040     883,173
  AWAS Aviation Capital, Ltd................... BTL       Ba2    BBB-    4.96    06/25/2018    676,000     676,282
  Brand Services, Inc.......................... BTL        B2     B      2.50    02/07/2014  1,819,984   1,711,923
  Brand Services, Inc.......................... BTL-B2     B2     B   3.50-3.75  02/07/2014    914,683     865,137
  KAR Auction Services, Inc.................... BTL-B     Ba3    BB-     5.00    05/19/2017  1,039,500   1,042,619
  ValleyCrest Cos.............................. 1st Lien   NR     NR     8.00    10/04/2016    862,930     821,941
  WCA Waste Systems, Inc....................... BTL        B1     B+     5.50    03/23/2018  1,700,738   1,693,297
                                                                                                       -----------
                                                                                                        10,319,758
                                                                                                       -----------
COMMUNICATIONS EQUIPMENT -- 2.2%
  Blue Coat Systems, Inc....................... BTL-B      B1    BB-     7.50    02/15/2018  1,085,000   1,083,644
  Sorenson Communications, Inc................. BTL-C      NR     NR     6.00    08/16/2013  5,000,017   4,818,142
  Telesat Holdings, Inc........................ BTL-B     Ba3    BB-     4.25    03/28/2019  1,465,000   1,452,181
                                                                                                       -----------
                                                                                                         7,353,967
                                                                                                       -----------
CONSUMER FINANCE -- 0.6%
  Fifth Third Processing Solutions LLC......... BTL-B     Ba2    BBB-    3.75    03/27/2019  1,890,263   1,887,900
                                                                                                       -----------
CONTAINERS & PACKAGING -- 1.6%
  Anchor Glass Container Corp.................. 1st Lien   B1    BB-     6.00    03/02/2016  1,000,000     998,750
  Anchor Glass Container Corp.................. 2nd Lien   B3     B-    10.00    09/02/2016    560,000     559,300
  Consolidated Container Co.................... 2nd Lien  Caa1   CCC+    5.75    09/28/2014  1,250,000   1,245,313
  Consolidated Container Co.................... BTL-B      B1     B      6.25    06/15/2019    825,000     828,094
  Tank Intermediate Holding Corp............... BTL-A      B1     B+     6.75    04/15/2016    973,585     972,368
  TricorBraun, Inc............................. BTL-B      B1     B      5.50    05/03/2018    550,000     550,458
                                                                                                       -----------
                                                                                                         5,154,283
                                                                                                       -----------
DIVERSIFIED CONSUMER SERVICES -- 0.7%
  Vertrue, Inc.(7)(10)......................... BTL        NR     NR     5.81    08/16/2014  2,065,056     650,493
  Vertrue, Inc.(7)(10)......................... 2nd Lien   NR     NR    13.25    08/14/2015  1,490,000       9,313
  Weight Watchers International, Inc........... BTL-F     Ba1    BB+     3.75    03/15/2019  1,545,000   1,513,328
                                                                                                       -----------
                                                                                                         2,173,134
                                                                                                       -----------
DIVERSIFIED FINANCIAL SERVICES -- 2.9%
  Aptalis Pharma, Inc.......................... BTL-B1     B2     B+     5.50    02/10/2017  2,270,376   2,207,940
  Aptalis Pharma, Inc.......................... BTL-B2     B2     B+     5.50    02/10/2017  1,496,250   1,455,103
  BLB Management Services, Inc................. 1st Lien   B2     BB     8.50    11/05/2015    118,575     119,242
  Foxco Acquisition LLC........................ BTL-B      NR     BB     4.75    07/14/2015  1,801,580   1,797,065
  Global Cash Access LLC....................... BTL        B1     BB     7.00    03/01/2016  1,276,190   1,288,952
  Visant Corp.................................. BTL       Ba3    BB-     5.25    12/22/2016  2,886,814   2,800,210
                                                                                                       -----------
                                                                                                         9,668,512
                                                                                                       -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.0%
  Cequel Communications LLC.................... BTL-B     Ba2    BB-     4.00    02/14/2019  2,458,838   2,412,734
  IPC Systems, Inc............................. 2nd Lien  Caa2   CCC     5.50    06/01/2015  1,000,000     827,500
  Level 3 Financing, Inc....................... BTL-B3    Ba3     B+     5.75    09/01/2018    445,000     445,046
  U.S. TelePacific Corp........................ BTL        B3     B-     5.75    02/23/2017  1,919,177   1,784,834
  West Corp.................................... BTL-B2    Ba3    BB-  2.62-2.84  10/24/2013    986,558     985,727
                                                                                                       -----------
                                                                                                         6,455,841
                                                                                                       -----------
ELECTRICAL EQUIPMENT -- 0.2%
  WireCo WorldGroup, Inc....................... BTL-B     Ba2    BB-     5.90    05/31/2017    680,000     681,700
                                                                                                       -----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2012 -- (UNAUDITED) (CONTINUED)

                                                                   RATINGS/(1)/
                                                                   (UNAUDITED)
                                                                   -----------
                                                                                 INTEREST   MATURITY  PRINCIPAL    VALUE
                 INDUSTRY DESCRIPTION                      TYPE    MOODY'S  S&P    RATE    DATE/(2)/   AMOUNT     (NOTE 2)
----------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 1.0%
  Aeroflex, Inc........................................ BTL-B        B1     BB-   5.75%    05/09/2018 $1,844,506 $ 1,784,560
  CDW Corp............................................. BTL-B        B1      B     4.00    07/15/2017  1,421,239   1,390,327
                                                                                                                 -----------
                                                                                                                   3,174,887
                                                                                                                 -----------
ENERGY EQUIPMENT & SERVICES -- 1.0%
  Aquilex Holdings LLC................................. BTL-B        NR     NR     8.75    04/01/2016  1,210,362   1,204,310
  FTS International LLC................................ BTL-B        B2      B     6.25    05/06/2016  2,373,597   2,176,128
                                                                                                                 -----------
                                                                                                                   3,380,438
                                                                                                                 -----------
FOOD & STAPLES RETAILING -- 3.2%
  BJ's Wholesale Club, Inc............................. 1st Lien     B1     B+     5.25    09/28/2018    796,000     799,234
  Rite Aid Corp........................................ BTL-B2       B2     B+     2.00    06/04/2014  1,886,109   1,849,566
  Rite Aid Corp........................................ BTL-B5       B2     B+     4.50    03/03/2018  2,401,707   2,372,886
  Roundy's Supermarkets, Inc........................... BTL-B        B1     BB-    5.75    02/13/2019  1,571,063   1,575,645
  Smart & Final, Inc................................... 1st Lien     B2     BB-    5.00    05/31/2016    416,420     414,338
  Smart & Final, Inc................................... 2nd Lien     B3     NR     9.00    11/30/2016    999,999     995,000
  Sprouts Farmers Market LLC........................... BTL          B2     B+     6.00    04/18/2018    166,000     163,925
  Sprouts Farmers Market LLC........................... BTL-B        B2     B+     6.00    04/18/2018  2,251,500   2,231,799
                                                                                                                 -----------
                                                                                                                  10,402,393
                                                                                                                 -----------
FOOD PRODUCTS -- 1.6%
  Brickman Group Holdings, Inc......................... BTL-B        NR     NR     5.50    10/14/2016  2,001,323   2,006,327
  Michael Foods, Inc................................... BTL-B        B1     B+     4.25    02/25/2018  2,051,908   2,048,061
  Pinnacle Foods Group, Inc............................ BTL-B        Ba3    B+  3.74-3.97  10/02/2016    949,541     945,783
  Pinnacle Foods Group, Inc............................ BTL-E        Ba3    B+     4.75    10/17/2018    339,150     337,666
                                                                                                                 -----------
                                                                                                                   5,337,837
                                                                                                                 -----------
GAS UTILITIES -- 0.4%
  EP Energy Corp....................................... BTL          Ba3    BB-    6.50    05/24/2018    735,000     743,085
  NGPL PipeCo LLC...................................... BTL-B        Ba3    B+     6.75    09/15/2017    725,000     714,125
                                                                                                                 -----------
                                                                                                                   1,457,210
                                                                                                                 -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.3%
  Bausch & Lomb, Inc................................... BTL-B        B1     B+     5.25    05/17/2019  1,225,000   1,219,641
  Catalent Pharma Solutions, Inc....................... BTL          Ba3    BB-    4.25    09/15/2016  1,900,000   1,889,313
  Immucor, Inc......................................... BTL-B        Ba3    BB-    7.25    08/19/2018    868,438     875,494
  Kinetic Concepts, Inc................................ BTL-B        Ba2    BB-    7.00    05/04/2018    407,950     411,622
                                                                                                                 -----------
                                                                                                                   4,396,070
                                                                                                                 -----------
HEALTH CARE PROVIDERS & SERVICES -- 4.3%
  Alliance HealthCare Services, Inc.................... BTL-B        Ba3    B+     7.25    06/01/2016    304,377     286,875
  DaVita, Inc.......................................... BTL-B        Ba2    BB     4.50    10/20/2016  1,718,825   1,727,419
  HCA, Inc............................................. Tranche B3   Ba3    BB     3.50    05/01/2018  1,000,000     972,969
  Health Management Associates, Inc.................... BTL-B        Ba3    BB-    4.50    11/16/2018    611,925     607,718
  inVentiv Health, Inc................................. BTL-B        NR     B+     6.50    08/04/2016  2,182,407   2,052,826
  Kindred Healthcare, Inc.............................. BTL-B        Ba3    B+     5.25    06/01/2018  1,234,882   1,178,283
  Multiplan, Inc....................................... BTL          Ba3     B     4.75    08/26/2017  2,323,769   2,294,722
  National Surgical Hospitals, Inc.(12)................ BTL          B2      B     8.25    01/04/2017  1,385,701   1,351,058
  Sheridan Holdings, Inc............................... 1st Lien     B1     B+     6.00    06/13/2018  1,030,000   1,030,000
  Sheridan Holdings, Inc............................... 2nd Lien     B1     B-     9.00    06/13/2019    721,000     724,605
  Vantage Oncology, Inc................................ BTL-B        B2      B     7.75    02/28/2017    204,773     203,749
  Vantage Oncology, Inc................................ BTL          B2      B     7.75    02/28/2017  1,685,530   1,677,102
                                                                                                                 -----------
                                                                                                                  14,107,326
                                                                                                                 -----------
HEALTH CARE TECHNOLOGY -- 1.1%
  Emdeon Business Services LLC......................... BTL-B        NR     BB-    5.00    11/02/2018    272,953     273,252
  IMS Health, Inc...................................... BTL-B        Ba3    BB     4.50    08/26/2017  1,666,282   1,659,617
  MedAssets, Inc....................................... BTL          Ba3    BB-    5.25    11/16/2016  1,542,994   1,546,852
                                                                                                                 -----------
                                                                                                                   3,479,721
                                                                                                                 -----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2012 -- (UNAUDITED) (CONTINUED)

                                                                  RATINGS/(1)/
                                                                  (UNAUDITED)
                                                                  -----------
                                                                                INTEREST   MATURITY  PRINCIPAL    VALUE
               INDUSTRY DESCRIPTION                      TYPE     MOODY'S  S&P    RATE    DATE/(2)/   AMOUNT     (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 6.0%
  24 Hour Fitness Worldwide, Inc.................... BTL-B         Ba3     B+    7.50%    04/22/2016 $1,577,913 $ 1,579,885
  Affinity Gaming LLC............................... BTL-B         Ba3     BB     5.50    11/09/2017    932,663     932,663
  Burger King Corp.................................. BTL-B         Ba3     BB-    4.50    10/19/2016  1,053,940   1,050,862
  Caesars Entertainment Operating Co., Inc.......... BTL-B2         B2      B     4.50    01/28/2018  4,000,000   3,440,716
  CCM Merger, Inc................................... BTL-B          B2     B+     6.00    03/01/2017  1,829,602   1,818,167
  DineEquity, Inc................................... BTL-B         Ba2     BB-    4.25    10/19/2017  1,467,399   1,462,508
  Golden Nugget, Inc.(11)........................... 1st Lien      Caa3    B-     3.25    06/30/2014  1,264,517   1,206,033
  Golden Nugget, Inc.(11)........................... Delayed Draw  Caa3    B-     3.25    06/30/2014    719,791     686,500
  Isle of Capri Casinos, Inc........................ BTL-B         Ba3     BB-    4.75    11/01/2013  1,133,470   1,137,475
  Landry's Restaurants, Inc......................... BTL-B          B1     B+     6.50    04/24/2018    558,600     558,135
  P.F. Changs China Bistro, Inc..................... BTL-B1        Ba3     NR     6.25    05/15/2019    430,000     432,016
  Quizno's LLC...................................... 1st Lien       NR     NR     9.00    01/24/2017  1,806,243   1,517,244
  Rock Ohio Caesars LLC............................. BTL           Ba3     BB-    8.50    08/19/2017    800,000     802,666
  Six Flags Theme Parks, Inc........................ BTL-B          B1     BB+    4.25    12/20/2018  1,105,000   1,098,978
  Town Sports International Holdings, Inc........... BTL-B         Ba3     B+     7.00    05/11/2018  1,516,161   1,535,113
  Travelport, Inc................................... Delayed Draw   NR     NR     4.97    08/21/2015    180,689     165,976
  Wendy's/Arby's Restaurants LLC(12)................ BTL-B          B1     BB-    4.75    05/15/2019    278,086     276,638
                                                                                                                -----------
                                                                                                                 19,701,575
                                                                                                                -----------
HOUSEHOLD DURABLES -- 0.7%
  Scotsman Industries, Inc.......................... BTL-B          B1     B+  5.75-6.50  04/30/2016  1,385,549   1,376,889
  Yankee Candle Co., Inc............................ BTL            B1     B+     5.25    04/02/2019    853,860     851,548
                                                                                                                -----------
                                                                                                                  2,228,437
                                                                                                                -----------
HOUSEHOLD PRODUCTS -- 1.4%
  Reynolds Group Holdings, Inc...................... Tranch E      Ba3     BB-    6.50    02/09/2018  3,895,070   3,925,366
  Spectrum Brands, Inc.............................. BTL            B1      B  5.00-6.25  06/17/2016    610,048     612,209
                                                                                                                -----------
                                                                                                                  4,537,575
                                                                                                                -----------
INDUSTRIAL CONGLOMERATES -- 2.0%
  American Rock Salt Co. LLC........................ BTL-B          B3      B     5.50    04/25/2017  1,707,750   1,620,940
  Diversified Machines, Inc......................... BTL-B         Caa1    B-     9.25    12/01/2016    947,520     945,151
  Fram Group Holdings, Inc.......................... 1st Lien       B1      B     6.50    07/29/2017    540,913     522,995
  Harland Clarke Holdings Corp...................... BTL-B          B1     B+     2.75    06/30/2014  1,301,216   1,171,094
  Sequa Corp........................................ BTL-B          B1      B     3.72    12/03/2014  1,674,706   1,641,911
  TriMas Corp....................................... BTL-B         Ba1     BB+    4.25    06/21/2017    551,633     551,633
                                                                                                                -----------
                                                                                                                  6,453,724
                                                                                                                -----------
INDUSTRIAL POWER PRODUCERS & ENERGY TRADERS -- 1.5%
  AES Corp.......................................... BTL-B         Ba1     BB+    4.25    06/01/2018  1,145,500   1,147,137
  BRSP LLC.......................................... BTL            B1     BB     7.50    06/04/2014  1,516,594   1,524,177
  Calpine Corp...................................... BTL-B          B1     BB-    4.50    04/01/2018  1,076,363   1,070,084
  LS Power Funding Corp............................. BTL           Ba2     BB+    5.50    06/28/2019  1,071,000   1,060,290
                                                                                                                -----------
                                                                                                                  4,801,688
                                                                                                                -----------
INSURANCE -- 1.7%
  Alliant Holdings, Inc............................. BTL-D          B2     B-     6.75    08/21/2014  1,315,516   1,325,383
  Asurion Corp...................................... BTL-B          NR     BB-    5.50    05/24/2018  1,823,394   1,819,690
  Asurion Corp...................................... 2nd Lien       NR     B-     9.00    05/24/2019  1,750,000   1,794,844
  Asurion Corp...................................... BTL            NR     B-    11.00    09/02/2019    550,000     565,675
                                                                                                                -----------
                                                                                                                  5,505,592
                                                                                                                -----------
INTERNET & CATALOG RETAIL -- 0.1%
  Acosta, Inc....................................... BTL            NR     B+     5.75    03/01/2018    445,000     446,669
                                                                                                                -----------
INTERNET SOFTWARE & SERVICES -- 1.2%
  Web.com Group, Inc................................ BTL-B         Ba3      B     7.00    10/27/2017    968,333     967,115
  Zayo Bandwith LLC................................. 1st Lien       B1      B     7.13    03/18/2019  2,656,000   2,665,960
  Zayo Group LLC.................................... BTL-B          B2      B     7.75    12/01/2016    442,775     444,159
                                                                                                                -----------
                                                                                                                  4,077,234
                                                                                                                -----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2012 -- (UNAUDITED) (CONTINUED)

                                                         RATINGS/(1)/
                                                         (UNAUDITED)
                                                         ------------
                                                                       INTEREST   MATURITY  PRINCIPAL    VALUE
           INDUSTRY DESCRIPTION                 TYPE     MOODY'S S&P     RATE    DATE/(2)/   AMOUNT     (NOTE 2)
------------------------------------------------------------------------------------------------------------------
IT SERVICES -- 3.7%
  Ceridian Corp............................ BTL            B1     B-    5.99%    11/09/2014 $  623,743 $   600,976
  Evertec, Inc............................. BTL-B         Ba3    BB-     5.25    09/30/2016    435,000     434,184
  First Data Corp.......................... BTL-B          B1     B+     4.25    03/23/2018  6,218,681   5,728,475
  MoneyGram International, Inc............. BTL-B         Ba2    BB-     4.25    11/18/2017  1,115,897   1,103,344
  Sungard Data Systems, Inc................ BTL-B         Ba3     BB  3.87-4.09  02/28/2016    664,060     659,245
  Sungard Data Systems, Inc................ BTL           Ba3     BB     3.99    02/28/2017    713,992     712,802
  TransFirst Holdings, Inc................. BTL-B          B2     B      3.00    06/15/2014  2,850,381   2,768,433
                                                                                                       -----------
                                                                                                        12,007,459
                                                                                                       -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.9%
  Freedom Group, Inc....................... BTL-B         Ba3     B+     5.50    04/19/2019    292,000     293,095
  SRAM LLC................................. BTL-B         Ba3     B+  4.75-5.75  06/07/2018  1,690,689   1,683,292
  SRAM LLC................................. 2nd Lien       B3     B-     8.50    12/07/2018    875,000     877,188
                                                                                                       -----------
                                                                                                         2,853,575
                                                                                                       -----------
LIFE SCIENCES TOOLS & SERVICES -- 0.5%
  Pharmaceutical Product Development, Inc.. BTL-B         Ba3    BB-     6.25    12/05/2018  1,606,925   1,617,772
                                                                                                       -----------
MACHINERY -- 1.5%
  Harbor Freight Tools USA, Inc............ BTL-B          B1     B+     5.50    11/14/2017  1,540,000   1,536,920
  Pro Mach, Inc............................ BTL-B          B2     B+     6.25    07/06/2017  1,511,129   1,488,462
  Rexnord Corp............................. BTL-B         Ba2     BB     5.00    04/01/2018  1,921,185   1,933,592
                                                                                                       -----------
                                                                                                         4,958,974
                                                                                                       -----------
MARINE -- 0.5%
  Dockwise Transport BV.................... BTL-B          NR     NR     2.00    01/12/2015    175,933     166,696
  Dockwise Transport BV.................... BTL-B2         NR     NR     2.00    01/12/2015    359,958     341,061
  Dockwise Transport BV.................... BTL-C          NR     NR     3.09    01/11/2016    147,578     139,830
  Dockwise Transport BV.................... BTL-C2         NR     NR     3.09    01/11/2016    360,227     341,315
  Dockwise Transport BV.................... BTL-D          NR     NR     4.96    07/11/2016    241,913     221,350
  Dockwise Transport BV.................... BTL-D2         NR     NR     4.96    07/11/2016    483,825     442,700
                                                                                                       -----------
                                                                                                         1,652,952
                                                                                                       -----------
MEDIA -- 8.8%
  Advanstar Communications, Inc............ 1st Lien      Caa2   CCC+    2.72    06/02/2014  1,902,381   1,480,686
  Charter Communications Operating LLC..... BTL-D         Ba1    BB+     4.00    05/15/2019  1,546,125   1,538,781
  Cinram International, Inc.(10)(11)....... 1st Lien       C      NR    12.25    12/31/2013    495,665     137,134
  Cumulus Media, Inc....................... 1st Lien      Ba2    BB-     5.75    09/17/2018  1,540,155   1,540,155
  Cumulus Media, Inc....................... 2nd Lien       B2    CCC+    7.50    03/18/2019  1,070,000   1,072,675
  Dallas Sports & Entertainment LP......... BTL            NR     NR     3.49    11/18/2016    534,602     433,028
  Entercom Communications Corp............. BTL-B         Ba3    BB-     6.25    11/23/2018    333,667     335,196
  Fender Musical Instruments Corp.......... Delayed Draw   B2     B      2.50    06/09/2014    269,766     263,697
  Fender Musical Instruments Corp.......... BTL-B          B2     B      2.50    06/09/2014    533,894     521,881
  Formula One Holdings..................... BTL-B         Ba3    BB-     5.75    04/28/2017  2,493,750   2,496,421
  Getty Images, Inc........................ BTL-B         Ba3    BB-  5.25-6.00  11/07/2016  1,220,751   1,223,609
  Gray Television, Inc..................... BTL-B          B2     B+     3.74    12/31/2014  2,422,754   2,402,048
  Hicks Sports Group+(7)(8)................ BTL-B          NR     NR     6.75    06/22/2011  1,172,242     325,297
  Interactive Data Corp.................... BTL-B         Ba3     B+     4.50    02/11/2018  2,240,087   2,207,400
  Kabel Deutschland AG..................... BTL-F          NR     NR     4.25    02/01/2019  1,010,000   1,001,373
  LIN Television Corp...................... BTL-B         Ba3    BB-     5.00    12/21/2018    726,350     728,166
  Mediacom Broadband LLC................... BTL-F         Ba3    BB-     4.50    10/23/2017  1,460,637   1,455,160
  Mediacom LLC............................. BTL-E         Ba3    BB-     4.50    10/23/2017  1,702,445   1,691,804
  NextMedia Operating, Inc................. BTL-B          B3     B      8.25    05/27/2016  2,618,181   2,559,272
  Regal Cinemas, Inc....................... BTL-B          NR    BB-  3.25-3.46  08/23/2017  1,354,375   1,344,217
  Rovi Solutions Corp...................... BTL-B          NR     NR     4.00    03/29/2019    807,975     803,915
  Sinclair Television Group, Inc........... BTL-B         Ba1    BB+     4.00    10/28/2016    770,236     768,633
  Truven Health Analytics, Inc............. BTL-B         Ba3     B+     6.75    06/06/2019    315,000     314,213
  Univision Communications, Inc............ BTL-B          B2     B+     4.50    03/31/2017    812,801     767,843
  WideOpenWest Finance LLC................. BTL-B          B1     B   6.74-8.75  06/30/2014  1,470,274   1,465,680
                                                                                                       -----------
                                                                                                        28,878,284
                                                                                                       -----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2012 -- (UNAUDITED) (CONTINUED)

                                                            RATINGS/(1)/
                                                            (UNAUDITED)
                                                            ------------
                                                                         INTEREST  MATURITY  PRINCIPAL    VALUE
            INDUSTRY DESCRIPTION                   TYPE     MOODY'S S&P    RATE   DATE/(2)/   AMOUNT     (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
METALS & MINING -- 1.2%
  Novelis, Inc................................ BTL-B         Ba2    BB-    4.00%  03/10/2017 $1,333,712 $ 1,311,205
  Tube City IMS Corp.......................... BTL-B          B1     B+    5.75   03/20/2019  2,660,000   2,672,470
                                                                                                        -----------
                                                                                                          3,983,675
                                                                                                        -----------
MULTI UTILITIES -- 1.1%
  Texas Competitive Electric Holdings Co. LLC. BTL            B2    CCC    4.74   10/10/2017  6,174,956   3,704,381
                                                                                                        -----------
MULTILINE RETAIL -- 0.8%
  99 Cents Only Store......................... BTL-B          B2     B+    5.25   01/11/2019    527,353     528,013
  Lord & Taylor, Ltd.......................... BTL-B         Ba3     BB    5.75   01/11/2019    533,663     534,663
  Neiman Marcus Group, Inc.................... BTL-B          B2    BB-    4.75   05/16/2018  1,500,000   1,486,242
  Savers Inc.................................. 1st Lien      Ba3     B     6.25   06/11/2019    187,000     187,000
                                                                                                        -----------
                                                                                                          2,735,918
                                                                                                        -----------
OIL, GAS & CONSUMABLE FUELS -- 2.6%
  Alon USA, Inc. (Edgington Facility)......... BTL            B1     B+    2.50   08/05/2013     26,111      25,327
  Alon USA, Inc. (Paramount Facility)......... BTL            B1     B+    2.50   08/05/2013    208,889     202,622
  Arch Coal, Inc.............................. BTL           Ba3     BB    5.75   05/16/2018  1,465,000   1,441,717
  Chesapeake Energy Corp...................... BTL            NR    BB-    8.50   12/02/2017  2,850,000   2,828,625
  Energy Transfer Equity LP................... BTL-B         Ba2     BB    3.75   03/23/2017  2,170,000   2,128,538
  MEG Energy Corp............................. BTL-B         Ba2    BBB-   4.00   03/18/2018  1,756,700   1,750,112
                                                                                                        -----------
                                                                                                          8,376,941
                                                                                                        -----------
PAPER & FOREST PRODUCTS -- 0.3%
  NewPage Corp.(7)............................ DIP            NR    BB-    8.00   03/08/2013    425,000     429,781
  Unifrax Corp................................ BTL-B          B2     B+    6.50   11/28/2018    696,500     696,500
                                                                                                        -----------
                                                                                                          1,126,281
                                                                                                        -----------
PERSONAL PRODUCTS -- 0.8%
  NBTY, Inc................................... BTL-B         Ba3    BB-    4.25   10/01/2017    548,719     547,536
  Revlon, Inc................................. BTL-B         Ba3    BB-    4.75   11/19/2017  1,993,728   1,986,963
                                                                                                        -----------
                                                                                                          2,534,499
                                                                                                        -----------
PHARMACEUTICALS -- 4.0%
  Alkermes, Inc............................... BTL-B          B1     BB    6.75   09/16/2017  2,487,500   2,506,156
  Alkermes, Inc............................... 2nd Lien      Caa1    B     9.50   09/16/2018  1,750,000   1,793,750
  Capsugel Healthcare, Ltd.................... BTL-B          B1    BB-    5.25   08/01/2018  1,841,102   1,847,432
  Grifols SA.................................. BTL-B         Ba3     BB    4.50   06/01/2017  1,514,965   1,503,760
  Harvard Drug Group LLC...................... BTL-B          B1     B+    6.50   04/05/2016    648,666     645,423
  Harvard Drug Group LLC...................... Delayed Draw   B1     B+    6.50   04/05/2016     89,191      88,745
  Jazz Pharmaceuticals PLC.................... BTL-B         Ba3    BBB-   5.25   06/12/2018    315,000     313,950
  Quintiles Transnational Corp................ BTL-B          B1    BB-    5.00   06/08/2018  1,705,269   1,688,216
  Quintiles Transnational Corp................ BTL            B3     B     7.50   02/24/2017    800,000     806,000
  Valeant Pharmaceuticals International, Inc.. BTL-B         Ba1    BBB-   4.75   02/13/2019    675,000     666,394
  Warner Chilcott PLC......................... BTL-B3        Ba3    BBB-   4.25   03/15/2018    433,706     432,390
  Warner Chilcott PLC......................... Tranche B1    Ba3    BBB-   4.25   03/15/2018    630,846     628,931
  Warner Chilcott PLC......................... Tranche B2    Ba3    BBB-   4.25   03/15/2018    315,423     314,465
                                                                                                        -----------
                                                                                                         13,235,612
                                                                                                        -----------
PROFESSIONAL SERVICES -- 0.5%
  Bankruptcy Management Solutions, Inc.(11)... 2nd Lien       NR     NR    8.24   08/20/2015    135,517       2,710
  Nexeo Solutions LLC......................... BTL-B          B1     B     5.00   09/08/2017  1,518,175   1,485,281
                                                                                                        -----------
                                                                                                          1,487,991
                                                                                                        -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.5%
  Realogy Corp................................ CLTL           B1     B-    4.49   10/10/2016    225,374     214,293
  Realogy Corp................................ BTL            B1     B-    4.49   10/10/2016  1,596,593   1,511,774
                                                                                                        -----------
                                                                                                          1,726,067
                                                                                                        -----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2012 -- (UNAUDITED) (CONTINUED)

                                                           RATINGS/(1)/
                                                           (UNAUDITED)
                                                           -----------
                                                                         INTEREST   MATURITY  PRINCIPAL     VALUE
              INDUSTRY DESCRIPTION                  TYPE   MOODY'S  S&P    RATE    DATE/(2)/   AMOUNT      (NOTE 2)
---------------------------------------------------------------------------------------------------------------------
ROAD & RAIL -- 1.7%
  Avis Budget Car Rental LLC..................... BTL-B     Ba1     BB    6.25%    09/22/2018 $  181,257 $    180,880
  Evergreen Tank Solutions, Inc.................. 2nd Lien   B2     B-     4.22    04/04/2014    497,500      496,256
  RailAmerica, Inc............................... BTL-B      B1     BB+    4.00    03/01/2019  2,638,388    2,638,388
  Swift Transportation Co., Inc.................. BTL-B      B1     BB     5.00    12/21/2017  2,183,118    2,192,215
                                                                                                         ------------
                                                                                                            5,507,739
                                                                                                         ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.1%
  Freescale Semiconductor, Inc................... BTL        B1      B     4.49    12/01/2016  4,574,472    4,336,600
  Freescale Semiconductor, Inc................... BTL-B2     B1      B     6.00    02/28/2019  2,872,800    2,843,176
  Microsemi Corp................................. BTL-B     Ba2     BB     4.00    02/02/2018  1,280,629    1,266,222
  NXP BV......................................... BTL-B      B3     B+     5.25    03/19/2019    997,500      995,006
  NXP BV......................................... BTL-A2     B3     B+     5.50    03/03/2017    694,750      686,500
                                                                                                         ------------
                                                                                                           10,127,504
                                                                                                         ------------
SOFTWARE -- 2.5%
  Attachmate Corp................................ BTL        B1     BB-    7.25    11/22/2017    721,000      713,430
  Eagle Parent, Inc.............................. BTL-B     Ba3     B+     5.00    05/16/2018  2,821,500    2,786,231
  Kronos, Inc.................................... BTL-C      B1      B     6.25    12/28/2017  1,870,600    1,876,423
  Lawson Software, Inc........................... BTL-B     Ba3     B+     6.25    04/05/2018    840,000      845,300
  Misys PLC...................................... BTL       Ba3     B+     7.25    12/12/2018  1,485,000    1,457,528
  VeriFone....................................... BTL-B     Ba3     BB     4.25    12/28/2018    621,875      620,574
                                                                                                         ------------
                                                                                                            8,299,486
                                                                                                         ------------
SPECIALTY RETAIL -- 1.6%
  J Crew Operating Corp.......................... BTL-B      B1      B     4.75    03/07/2018  1,826,538    1,802,069
  Michaels Stores, Inc........................... BTL-B2     B1     BB-    5.00    07/31/2016  1,468,693    1,465,940
  National Bedding Co............................ 1st Lien   B1     BB- 4.00-6.00  11/28/2013  1,126,701    1,128,109
  National Bedding Co............................ 2nd Lien  Caa1     B     5.25    02/28/2014  1,000,000      993,750
                                                                                                         ------------
                                                                                                            5,389,868
                                                                                                         ------------
THRIFTS & MORTGAGE FINANCE -- 0.6%
  Ocwen Financial Corp........................... BTL-B      NR      B     7.00    09/01/2016  2,011,863    2,019,408
                                                                                                         ------------
TRANSPORTATION INFRASTRUCTURE -- 0.4%
  Central Parking Corp........................... LOC       Ba3     CCC    2.50    05/22/2014    379,310      375,517
  Central Parking Corp........................... 1st Lien  Ba3     CCC    2.75    05/22/2014  1,014,784    1,004,636
                                                                                                         ------------
                                                                                                            1,380,153
                                                                                                         ------------
WIRELESS TELECOMMUNICATION SERVICES -- 2.5%
  Crown Castle International Corp................ BTL-B     Ba3     B+     4.00    01/31/2019  1,004,950      990,313
  Intelstat Jackson Holdings, Ltd................ BTL        B1     BB-    5.25    04/02/2018  2,002,519    1,996,251
  MetroPCS Wireless, Inc......................... BTL-B3    Ba1     BB     4.00    03/19/2018  3,046,419    2,983,858
  Syniverse Technologies, Inc.................... BTL-B      B1     BB-    5.00    04/23/2019  2,296,000    2,284,520
                                                                                                         ------------
                                                                                                            8,254,942
                                                                                                         ------------
  TOTAL LOANS (cost $319,288,869).....................................................................    311,237,172
                                                                                                         ------------
U.S. CORPORATE BONDS & NOTES -- 1.9%
CHEMICALS -- 0.1%
  LyondellBassell Industries NV*................. Bond      Ba2     BB+    6.00    11/15/2021    521,000      571,798
                                                                                                         ------------
GAS UTILITIES -- 0.4%
  Everest Acquisition LLC*....................... Bond       B2      B     9.38    05/01/2020  1,258,000    1,303,603
                                                                                                         ------------
HOTELS, RESTAURANTS & LEISURE -- 0.4%
  Caesars Entertainment Operating Co., Inc.*..... Bond       B2      B     8.50    02/15/2020  1,225,000    1,234,188
                                                                                                         ------------
INTERNET SOFTWARE & SERVICES -- 0.1%
  Zayo Escrow Corp.*............................. Bond       B1      B     8.13    01/01/2020    340,000      355,300
                                                                                                         ------------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2012 -- (UNAUDITED) (CONTINUED)

                                               RATINGS/(1)/
                                               (UNAUDITED)
                                               -----------
                                                            INTEREST  MATURITY   PRINCIPAL      VALUE
          INDUSTRY DESCRIPTION            TYPE MOODY'S  S&P   RATE   DATE/(2)/    AMOUNT       (NOTE 2)
----------------------------------------------------------------------------------------------------------
IT SERVICES -- 0.7%
  Ceridian Corp.*........................ Bond   B1     NR    8.88%  07/15/2019 $   590,000  $    609,175
  First Data Corp.*...................... Bond   B1     B+    7.38   06/15/2019   1,635,000     1,667,700
                                                                                             ------------
                                                                                                2,276,875
                                                                                             ------------
OIL, GAS & CONSUMABLE FUELS -- 0.2%
  Plains Exploration & Production Co..... Bond   B1     BB-   6.13   06/15/2019     585,000       587,925
                                                                                             ------------
  TOTAL U.S. CORPORATE BONDS & NOTES (cost $6,146,066).......................                   6,329,689
                                                                                             ------------
COMMON STOCK -- 0.0%
DIVERSIFIED FINANCIAL SERVICES -- 0.0%
  Bankruptcy Management Solutions, Inc.+(5)(6)...............................         1,360             0
  BLB Management Services, Inc.+.............................................         5,141        61,049
                                                                                             ------------
                                                                                                   61,049
                                                                                             ------------
MEDIA -- 0.0%
  Berry Co. LLC+(5)(6).......................................................         1,136        61,855
  Cinram International Income Fund+(5).......................................       898,980            90
                                                                                             ------------
                                                                                                   61,945
                                                                                             ------------
  TOTAL COMMON STOCK (cost $925,137).........................................                     122,994
                                                                                             ------------
MEMBERSHIP INTEREST -- 0.0%
MEDIA -- 0.0%
  Advanstar Communications, Inc.+(5)(6)......................................        12,608             0
  NextMedia Operating, Inc.+(5)(6)...........................................         7,916        41,074
                                                                                             ------------
  TOTAL MEMBERSHIP INTEREST (cost $1,506,365)................................                      41,074
                                                                                             ------------
RIGHTS -- 0.0%
DIVERSIFIED FINANCIAL SERVICES -- 0.0%
  BLB Management Services, Inc.
   Expires 11/05/2017+
   (cost $250,000)...........................................................           250         1,438
                                                                                             ------------
WARRANTS -- 0.0%
DIVERSIFIED FINANCIAL SERVICES -- 0.0%
  Bankruptcy Management Solutions, Inc.
   Expires 10/01/2017
   (Strike Price $30.00)+(5)(6)
   (cost $0).................................................................           126             0
                                                                                             ------------
  TOTAL LONG-TERM INVESTMENT SECURITIES (cost $328,116,437)..................                 317,732,367
                                                                                             ------------
SHORT-TERM INVESTMENT SECURITIES -- 4.1%
REGISTERED INVESTMENT COMPANIES -- 4.1%
  SSgA Money Market Fund (cost $13,301,198)..................................    13,301,198    13,301,198
                                                                                             ------------
REPURCHASE AGREEMENTS -- 0.5%
  Bank of America Securities LLC Joint Repurchase Agreement(13)..............       415,000       415,000
  BNP Paribas SA Joint Repurchase Agreement(13)..............................       275,000       275,000
  Deutsche Bank AG Joint Repurchase Agreement(13)............................       300,000       300,000
  Royal Bank of Scotland Joint Repurchase Agreement(13)......................       385,000       385,000
  UBS Securities LLC Joint Repurchase Agreement(13)..........................       330,000       330,000
                                                                                             ------------
  TOTAL REPURCHASE AGREEMENTS (cost $1,705,000)..............................                   1,705,000
                                                                                             ------------
TOTAL INVESTMENTS
  (cost $343,122,635)(14)....................................................         101.5%  332,738,565
LIABILITIES IN EXCESS OF OTHER ASSETS..........................................        (1.5)   (5,003,391)
                                                                                -----------  ------------
NET ASSETS.....................................................................       100.0% $327,735,174
                                                                                ===========  ============

--------
BTL Bank Term Loan
CLTLCredit Linked Term Loan

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2012 -- (UNAUDITED) (CONTINUED)

DIP Debtor in Possession
LOC Letter of Credit
NR  Security is not rated.
+   Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At June 30, 2012, the aggregate value of these securities was $5,741,764 representing 1.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1) Bank loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered below investment grade. Ratings provided are as of June 30, 2012.
(2) Based on the stated maturity, the weighted average to maturity of the loans held in the portfolio will be approximately 58 months. Loans in the Fund's portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(3) The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan
(4) All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5) Illiquid security. At June 30, 2012, the aggregate value of these securities was $378,930, representing 0.1% of net assets.
(6) Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(7) Company has filed for Chapter 11 bankruptcy protection.
(8) Loan is in default and did not pay principal at maturity. Final outcome of Chapter 11 bankruptcy still to be determined.
(9) Loan is in default and subsequent to June 30, 2012 did not pay principal at maturity.
(10)Loan is in default.
(11)PIK ("Payment-In-Kind") security. Loan that pays interest in the form of additional loans.
(12)Loan is subject to an unfunded loan commitment. See Note 11 for details.
(13)See Note 2 for details of the Joint Repurchase Agreement.
(14)See Note 6 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2012 (see Note 2):

                                                    LEVEL 1--UNADJUSTED  LEVEL 2--OTHER   LEVEL 3--SIGNIFCANT
                                                       QUOTED PRICES    OBSERVABLE INPUTS UNOBSERVABLE INPUTS    TOTAL
                                                    ------------------- ----------------- ------------------- -----------
ASSETS;
Long-Term Investment Securities:
  Loans:
   Aerospace & Defense.............................         $--            $ 3,887,532        $1,345,519      $ 5,233,051
   Airlines........................................          --              2,884,490                --        2,884,490
   Auto Components.................................          --              3,971,506         8,236,406       12,207,912
   Automobiles.....................................          --              2,870,978                --        2,870,978
   Building Products...............................          --              1,346,454                --        1,346,454
   Capital Markets.................................          --              2,662,106         3,092,716        5,754,822
   Chemicals.......................................          --             10,195,690         1,700,823       11,896,513
   Commercial Services & Supplies..................          --              4,295,961         6,023,797       10,319,758
   Communications Equipment........................          --              6,270,323         1,083,644        7,353,967
   Consumer Finance................................          --                     --         1,887,900        1,887,900
   Containers & Packaging..........................          --              2,623,865         2,530,418        5,154,283
   Diversified Consumer Services...................          --              1,513,328           659,806        2,173,134
   Diversified Financial Services..................          --              4,716,517         4,951,995        9,668,512
   Diversified Telecommunication Services..........          --              3,843,507         2,612,334        6,455,841
   Electrical Equipment............................          --                681,700                --          681,700
   Electrical Equipment, Instruments & Components..          --              3,174,887                --        3,174,887
   Energy Equipment & Services.....................          --              2,176,128         1,204,310        3,380,438
   Food & Staples Retailing........................          --              6,597,331         3,805,062       10,402,393
   Food Products...................................          --              1,283,449         4,054,388        5,337,837
   Gas Utilities...................................          --              1,457,210                --        1,457,210
   Health Care Equipment & Supplies................          --              1,631,263         2,764,807        4,396,070
   Health Care Providers & Services................          --              8,861,123         5,246,203       14,107,326
   Health Care Technology..........................          --              3,479,721                --        3,479,721
   Hotels, Restaurants & Leisure...................          --             13,466,372         6,235,203       19,701,575
   Household Durables..............................          --                851,548         1,376,889        2,228,437
   Household Products..............................          --              4,537,575                --        4,537,575
   Industrial Conglomerates........................          --              3,262,851         3,190,873        6,453,724
   Industrial Power Producers & Energy Traders.....          --              3,277,511         1,524,177        4,801,688

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2012 -- (UNAUDITED) (CONTINUED)

                                              LEVEL 1--UNADJUSTED  LEVEL 2--OTHER   LEVEL 3--SIGNIFCANT
                                                 QUOTED PRICES    OBSERVABLE INPUTS UNOBSERVABLE INPUTS    TOTAL
                                              ------------------- ----------------- ------------------- ------------
   Insurance.................................     $        --       $  2,385,365       $  3,120,227     $  5,505,592
   Internet & Catalog Retail.................              --                 --            446,669          446,669
   Internet Software & Services..............              --          3,633,075            444,159        4,077,234
   IT Services...............................              --          7,701,498          4,305,961       12,007,459
   Leisure Equipment & Products..............              --            293,095          2,560,480        2,853,575
   Life Sciences Tools & Services............              --          1,617,772                 --        1,617,772
   Machinery.................................              --          3,470,512          1,488,462        4,958,974
   Marine....................................              --            988,902            664,050        1,652,952
   Media.....................................              --         20,007,975          8,870,309       28,878,284
   Metals & Mining...........................              --                 --          3,983,675        3,983,675
   Multi Utilities...........................              --          3,704,381                 --        3,704,381
   Multiline Retail..........................              --          2,735,918                 --        2,735,918
   Oil, Gas & Consumable Fuels...............              --          8,148,992            227,949        8,376,941
   Paper & Forest Products...................              --            429,781            696,500        1,126,281
   Personal Products.........................              --          2,534,499                 --        2,534,499
   Pharmaceuticals...........................              --          5,707,322          7,528,290       13,235,612
   Professional Services.....................              --          1,485,281              2,710        1,487,991
   Real Estate Management & Development......              --          1,726,067                 --        1,726,067
   Road & Rail...............................              --          2,373,095          3,134,644        5,507,739
   Semiconductors & Semiconductor Equipment..              --          7,179,776          2,947,728       10,127,504
   Software..................................              --          6,423,063          1,876,423        8,299,486
   Specialty Retail..........................              --          3,268,009          2,121,859        5,389,868
   Thrifts & Mortgage Finance................              --                 --          2,019,408        2,019,408
   Transportation Infrastructure.............              --                 --          1,380,153        1,380,153
   Wireless Telecommunication Services.......              --          5,970,422          2,284,520        8,254,942
  U.S. Corporate Bonds & Notes...............              --          6,329,689                 --        6,329,689
  Common Stock...............................              --             61,139             61,855          122,994
  Membership Interest........................              --                 --             41,074           41,074
  Rights.....................................              --                 --              1,438            1,438
  Warrants...................................              --                 --                  0                0
Short-Term Investments:
  Registered Investment Companies............      13,301,198                 --                 --       13,301,198

Repurchase Agreements........................              --          1,705,000                 --        1,705,000
                                                  -----------       ------------       ------------     ------------
TOTAL........................................     $13,301,198       $205,701,554       $113,735,813     $332,738,565
                                                  ===========       ============       ============     ============

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2012 -- (UNAUDITED) (CONTINUED)


The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no material transfers between Level 1 and Level 2. Transfers between Level 2 and Level 3 are disclosed in the level 3 rollfoward below.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                          COMMON   MEMBERSHIP
                                             LOANS        STOCK     INTEREST  RIGHTS WARRANTS     TOTAL
                                         ------------   --------   ---------- ------ -------- ------------
Balance as of 12/31/2011................ $127,498,824   $ 21,576   $ 710,745  $    0   $ 0    $128,231,145
Accrued discounts.......................      255,060         --          --      --    --         255,060
Accrued premiums........................         (294)        --          --      --    --            (294)
Realized gain...........................      326,582         --          --      --    --         326,582
Realized loss...........................   (1,277,946)        --    (307,625)     --    --      (1,585,571)
Change in unrealized appreciation @.....    3,690,100         --     331,501   1,438    --       4,023,039
Change in unrealized depreciation @.....   (1,550,046)   (21,486)     (1,172)     --    --      (1,572,704)
Purchases...............................   57,955,291         --          --      --    --      57,955,291
(Sales).................................  (66,361,655)        --    (692,375)     --    --     (67,054,030)
Transfers into Level 3..................   14,491,499#    61,855#         --      --    --      14,553,354
Transfers out of Level 3................  (21,395,969)*      (90)*        --      --    --     (21,396,059)
                                         ------------   --------   ---------  ------   ---    ------------
Balance as of 6/30/2012................. $113,631,446   $ 61,855   $  41,074  $1,438   $ 0    $113,735,813
                                         ============   ========   =========  ======   ===    ============
--------
@  The total change in unrealized appreciation (depreciation) attributable to Level
   3 investments still held at June 30, 2012 includes:

                                                          COMMON   MEMBERSHIP
                                             LOANS        STOCK     INTEREST  RIGHTS WARRANTS
                                         ------------   --------   ---------- ------ --------
                                         $  1,287,414   $     --   $  (1,172) $1,438   $--
                                         ============   ========   =========  ======   ===

# Transferred from Level 2 to Level 3 due to an decrease in market activity and observable market data for these securities.
* Transferred from Level 3 to Level 2 due to an increase in market activity and observable market data for these securities.

The following is quantitative information about Level 3 fair value measurements:

------------------------------------------------------------------------------------------------------------------------
    DESCRIPTION      FAIR VALUE AT 6/30/12/(1)/ VALUATION TECHNIQUE(S) UNOBSERVABLE INPUT/(2)/  RANGE (WEIGHTED AVERAGE)
------------------------------------------------------------------------------------------------------------------------
Loans                                                                    Discount for lack of                20%
                             $211,235                  Income               marketability
------------------------------------------------------------------------------------------------------------------------
Common Stock                                                             EBITDA Multiple and            $0-3.35(1.675)
                                                                         Discount for lack of                10%
                             $61,855              Market Comparable         marketability
------------------------------------------------------------------------------------------------------------------------
Membership Interest                                                      EBITDA Multiple and            $0-6.41(3.205)
                                                                         Discount for lack of                10%
                             $41,074              Market Comparable         marketability
------------------------------------------------------------------------------------------------------------------------
Warrants                                                               Lack of marketability of               $0
                                $0                 Intrinsic Value       underlying security
------------------------------------------------------------------------------------------------------------------------

(1)The Portfolio's other securities classified as Level 3, with a fair value of $113,421,649 at 6/30/12, are attributable to limited identified market makers and/or trading activity.
(2)The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities received from debt restructuring events and include assumptions made from non public and/or unaudited financial statements and market comparables. Significant increases (decreases) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement.

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2012 -- (UNAUDITED)

Note 1. Organization of the Fund

   SunAmerica Senior Floating Rate Fund, Inc. (the "Fund") is an open-end, non-diversified management investment company. The Fund was organized as a Maryland corporation in 1998 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is managed by SunAmerica Asset Management Corp. (the "Adviser" or "SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Fund's investment goal and principal investment techniques are to provide as high a level of current income as is consistent with the preservation of capital by investing, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in senior secured floating rate loans and other institutionally traded secured floating rate debt obligations. The Fund may also purchase both investment grade and high yield fixed income securities and money market instruments, although the Fund may not invest more than 10% of its total assets in high yield fixed income securities.

   The Fund offers two classes of shares. Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase. Class C shares are offered for sale at net asset value without a front-end sales charge, although a CDSC may be imposed on redemptions made within 12 months of purchase. The share classes differ in their respective distribution and service maintenance fees. All classes have equal rights to assets and voting privileges except as may otherwise be provided in the Fund's registration statement.

   Effective as of the close of business on June 26, 2009 (the "Liquidation Date"), the Fund liquidated its Class B, Class D and Class Q shares, as well as those Class C shares purchased before August 18, 1999 ("Old Class C Shares"), including those shares purchased through the reinvestment of dividends and distributions paid on Old Class C Shares and held in a separate sub-account, as described in the Fund's Prospectus, that were eligible for conversion to Class Q shares. Any shares outstanding as of the Liquidation Date were automatically redeemed by the Fund on that date and shareholders received proceeds equal to the net asset value of their shares.

   INDEMNIFICATIONS: The Fund's organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund. In addition, pursuant to Indemnification Agreements between the Fund and each of the current directors who is not an "interested person," as defined in
   Section 2(a)(19) of the 1940 Act, of the Fund (collectively, the "Disinterested Directors"), the Fund provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business the Fund enters into contracts that contain the obligation to indemnify others. The Fund's maximum exposure under these arrangements is unknown. Currently, however, the Fund expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements:

   SECURITY VALUATION: In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2012 -- (UNAUDITED)
        (CONTINUED)

   value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities

   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.).

   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Fund's own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

   The summary of inputs used to value the Fund's net assets as of June 30, 2012 are reported on a schedule following the Portfolio of Investments.

   The investments by the Fund in loan interests ("Loans") are valued in accordance with guidelines established by the Board of Directors (the "Board"). Under the Fund's current guidelines, Loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid and asked prices in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2. Loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value, and are generally categorized as Level 3. In valuing a Loan at fair value, the following factors will be considered, (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the Loan, (c) recent prices in the market for similar Loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, and period until the next interest rate reset and maturity.

   Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2012 -- (UNAUDITED)
        (CONTINUED)


   Bonds and debentures, other long-term debt securities and short term debt securities with maturities in excess of 60 days are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2 or Level 3 depending on the observability of inputs. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

   The Board is responsible for the share valuation process and has adopted a policy and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   The Loans in which the Fund primarily invests are generally not listed on any exchange and the secondary market for the Loans is comparatively illiquid relative to markets for other fixed income securities. Consequently, obtaining valuations for the Loans may be more difficult than obtaining valuations for more actively traded securities. Thus, the value upon disposition on any given Loan may differ from its current valuation.

   REPURCHASE AGREEMENTS: The Fund, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis, plus accrued interest, to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of June 30, 2012, the Fund held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

                                             PERCENTAGE PRINCIPAL
                                             OWNERSHIP   AMOUNT
                                             ---------- ---------
              Senior Floating Rate Fund.....    0.28%   $415,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Bank of America Securities LLC, dated June 29, 2012, bearing interest at a rate of 0.11% per annum, with a principal amount of $148,520,000, a repurchase price of $148,521,361, and a maturity date of July 2, 2012. The repurchase agreement is collateralized by the following:

                                INTEREST MATURITY
 TYPE OF COLLATERAL               RATE     DATE   PRINCIPAL AMOUNT MARKET VALUE
 ------------------             -------- -------- ---------------- ------------
 U.S. Treasury Notes...........   0.25%  04/30/14   $50,022,000    $ 49,987,985
 U.S. Treasury Notes...........   1.00   05/15/14    99,945,000     101,327,239

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2012 -- (UNAUDITED)
        (CONTINUED)


   As of June 30, 2012, the Fund held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

                                             PERCENTAGE PRINCIPAL
                                             OWNERSHIP   AMOUNT
                                             ---------- ---------
              Senior Floating Rate Fund.....    0.27%   $275,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   BNP Paribas SA, dated June 29, 2012, bearing interest at a rate of 0.10% per annum, with a principal amount of $100,090,000, a repurchase price of $100,090,834, and a maturity date of July 2, 2012. The repurchase agreement is collateralized by the following:

                                INTEREST MATURITY
 TYPE OF COLLATERAL               RATE     DATE   PRINCIPAL AMOUNT MARKET VALUE
 ------------------             -------- -------- ---------------- ------------
 U.S. Treasury Bonds...........   3.13%  11/15/41   $92,832,800    $102,087,302

   As of June 30, 2012, the Fund held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

                                             PERCENTAGE PRINCIPAL
                                             OWNERSHIP   AMOUNT
                                             ---------- ---------
              Senior Floating Rate Fund.....    0.28%   $300,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Deutsche Bank AG, dated June 29, 2012, bearing interest at a rate of 0.13% per annum, with a principal amount of $108,750,000, a repurchase price of $108,751,178, and a maturity date of July 2, 2012. The repurchase agreement is collateralized by the following:

                                INTEREST MATURITY
 TYPE OF COLLATERAL               RATE     DATE   PRINCIPAL AMOUNT MARKET VALUE
 ------------------             -------- -------- ---------------- ------------
 U.S. Treasury Notes...........   0.88%  11/30/16   $109,790,000   $111,138,221

   As of June 30, 2012, the Fund held an undivided interest in a joint repurchase agreement with Royal Bank of Scotland:

                                             PERCENTAGE PRINCIPAL
                                             OWNERSHIP   AMOUNT
                                             ---------- ---------
              Senior Floating Rate Fund.....    0.28%   $385,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Royal Bank of Scotland, dated June 29, 2012, bearing interest at a rate of 0.14% per annum, with a principal amount of $139,650,000, a repurchase price of $139,651,629, and a maturity date of July 2, 2012. The repurchase agreement is collateralized by the following:

                                INTEREST MATURITY
 TYPE OF COLLATERAL               RATE     DATE   PRINCIPAL AMOUNT MARKET VALUE
 ------------------             -------- -------- ---------------- ------------
 U.S. Treasury Notes...........   1.50%  06/30/16   $136,706,000   $142,815,391

   As of June 30, 2012, the Fund held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

                                             PERCENTAGE PRINCIPAL
                                             OWNERSHIP   AMOUNT
                                             ---------- ---------
              Senior Floating Rate Fund.....    0.27%   $330,000

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2012 -- (UNAUDITED)
        (CONTINUED)


   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   UBS Securities LLC, dated June 29, 2012, bearing interest at a rate of 0.13% per annum, with a principal amount of $121,120,000, a repurchase price of $121,121,312, and a maturity date of July 2, 2012. The repurchase agreement is collateralized by the following:

                                INTEREST MATURITY
 TYPE OF COLLATERAL               RATE     DATE   PRINCIPAL AMOUNT MARKET VALUE
 ------------------             -------- -------- ---------------- ------------
 U.S. Treasury Notes...........   0.50%  11/30/12   $89,000,000    $89,158,420
 U.S. Treasury Notes...........   1.75   01/31/14    33,875,000     34,894,976

   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date. For financial statement purposes, the Fund amortizes all premiums and accretes all discounts. Facility fees received, which were $739,876 for the six months ended June 30, 2012, are accreted to income over the life of the Loans. Other income, including amendment fees, commitment fees, letter of credit fees, etc., which were $364,099 for the six months ended June 30, 2012, are recorded as income when received or contractually due to the Fund.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class). Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Dividends from net investment income are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Fund records dividends and distributions to the shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by the reclassifications.

   The Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. The Fund files U.S. Federal and certain state income tax returns. With few exceptions, the Fund is no longer subject to U.S. federal and state tax examinations by tax authorities for tax years ending before 2008.

   STATEMENT OF CASH FLOWS: Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account and does not include any short-term investments at June 30, 2012.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2012 -- (UNAUDITED)
        (CONTINUED)


Note 3. Capital Share Transactions

   The Fund has 1,000,000,000 of $.01 par value shares authorized that may be issued in two different classes. Transactions in shares of each class were as follows:

                                      FOR THE
                                 SIX MONTHS ENDED                FOR THE
                                   JUNE 30, 2012               YEAR ENDED
                                    (UNAUDITED)             DECEMBER 31, 2011
                             ------------------------  --------------------------
                               SHARES       AMOUNT        SHARES        AMOUNT
CLASS A                      ----------  ------------  -----------  -------------
Shares sold.................  5,313,783  $ 43,037,008   22,268,025  $ 184,329,786
Reinvested distributions....    259,712     2,103,756      770,385      6,329,878
Shares redeemed............. (9,261,421)  (75,088,771) (33,660,398)  (273,254,039)
                             ----------  ------------  -----------  -------------
   Net increase (decrease).. (3,687,926) $(29,948,007) (10,621,988) $ (82,594,375)
                             ==========  ============  ===========  =============

                                      FOR THE
                                 SIX MONTHS ENDED                FOR THE
                                   JUNE 30, 2012               YEAR ENDED
                                    (UNAUDITED)             DECEMBER 31, 2011
                             ------------------------  --------------------------
                               SHARES       AMOUNT        SHARES        AMOUNT
CLASS C                      ----------  ------------  -----------  -------------
Shares sold.................  1,558,917  $ 12,600,876    9,204,874  $  76,496,972
Reinvested distributions....    298,073     2,411,906      550,109      4,489,104
Shares redeemed............. (2,840,627)  (22,968,675)  (7,863,582)   (63,618,305)
                             ----------  ------------  -----------  -------------
   Net increase (decrease)..   (983,637) $ (7,955,893)   1,891,401  $  17,367,771
                             ==========  ============  ===========  =============

Note 4. Purchases and Sales of Securities

   During the six months ended June 30, 2012, the Fund's cost of purchases and proceeds from sale of long-term investments, including loan principal paydowns were $89,084,383 and $127,127,350, respectively.

Note 5. Investment Advisory Agreement and Other Transactions with Affiliates

   The Fund has entered into an Investment Advisory and Management Agreement (the "Advisory Agreement") with SunAmerica. Pursuant to the Advisory Agreement, SunAmerica provides continuous supervision of the Fund and administers its corporate affairs, subject to the general review and oversight of the Board. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records and pays the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates. SunAmerica also selects, contracts with and compensates the subadviser to manage the Fund's assets. The Fund will pay SunAmerica a monthly management fee at the following annual rates, based on the average daily net assets of the Fund: 0.85% on the first $1 billion; 0.80% on the next $1 billion; and 0.75% in excess of $2 billion.

   Wellington Management Company, LLP ("Wellington") acts as subadviser to the Fund pursuant to a Subadvisory Agreement with SunAmerica. Under the Subadvisory Agreement, Wellington manages the investment and reinvestment of the Fund's assets. For compensation for its services as subadviser, Wellington is entitled to receive from SunAmerica a monthly fee payable at the following annual rates: 0.30% of average daily net assets on the first $500 million and 0.25% thereafter. The fee paid to the subadviser is paid by SunAmerica and not the Fund.

   Pursuant to the Administrative Services Agreement (the "Administrative Agreement") SunAmerica acts as the Fund's administrator and is responsible for providing and supervising the performance by others, of administrative services in connection with the operations of the Fund, subject to supervision by the Fund's Board. For its services, SunAmerica receives an annual fee equal to 0.20% of average daily net assets of the Fund. For the six months ended June 30, 2012, the Fund incurred administration fees in the amount of $352,070.

   The Fund has entered into a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of the Adviser. The Fund has adopted a Distribution Plan on behalf of each class of shares

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2012 -- (UNAUDITED)
        (CONTINUED)

   (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan" and "Class C Plan". In adopting the Plans, the Board determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan and Class C Plan, the Distributor receives payments from the Fund at an annual rate of 0.10% and 0.50%, respectively, of the average daily net assets of the Fund's Class A and Class C shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker- dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Plans provide that the Class A and Class C shares of the Fund will pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. Accordingly, for the six months ended June 30, 2012, SACS received fees (see Statement of Operations) based upon the aforementioned rates. For the six months ended June 30, 2012 SACS received sales charges on Class A shares of $43,147, of which $19,757 was reallowed to affiliated broker-dealers and $15,726 to non-affiliated broker-dealers. In addition, SACS receives the proceeds of early withdrawal charges paid by investors in connection with certain redemptions of Class A and Class C shares. For the six months ended June 30, 2012, SACS received early withdrawal charges of $15,044.

   The Fund has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS") an affiliate of SunAmerica. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Fund's transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement, which permits the Fund to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board of Directors. For the six months ended June 30, 2012, the Fund incurred the following expenses, which are included in the transfer agent fees and expenses payable on the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                                      PAYABLE AT
                                            EXPENSE  JUNE 30, 2012
                                            -------- -------------
             Class A....................... $171,316    $23,682
             Class C.......................  215,960     34,874

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's annual operating expenses at 1.45% for Class A and 1.75% for Class C, of average daily net assets. For purposes of waived fees and/or reimbursed expense calculations, annual Fund operating expenses do not include extraordinary expenses, as determined under generally accepted accounting principles or acquired fees and expenses. The expense reimbursements and fee waivers will continue in effect indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors. For the six months ended June 30, 2012, SunAmerica waived fees and reimbursed expenses as follows: Class A $269,085 and Class C $429,675.

   As of the date of this report, the United States Department of the Treasury ("Department of the Treasury") owned a majority of outstanding shares of common stock of American International Group, Inc. ("AIG"), ultimate parent of SunAmerica, SACS and SAFS. AIG has stated that it understands that, subject to market conditions, the Department of the Treasury intends to dispose of its ownership interest in AIG over time, and that AIG has granted certain registration rights to the Department of the Treasury to facilitate such sales.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2012 -- (UNAUDITED)
        (CONTINUED)


Note 6. Federal Income Taxes

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, and treatment of defaulted securities.

                   DISTRIBUTABLE EARNINGS                          TAX DISTRIBUTIONS
-------------------------------------------------------------    -------------------------------------
            FOR THE YEAR ENDED DECEMBER 31, 2011                 FOR THE YEAR ENDED DECEMBER 31, 2011
-------------------------------------------------------------    -------------------------------------
                                                                                      LONG-TERM
ORDINARY  LONG-TERM GAINS/CAPITAL AND  UNREALIZED APPRECIATION/   ORDINARY            CAPITAL
INCOME           OTHER LOSSES              (DEPRECIATION)          INCOME              GAINS
--------  ---------------------------  ------------------------      ------------     ---------
 $436           $(56,199,320)               $(19,166,566)        $18,645,783            $ --

   CAPITAL LOSS CARRYFORWARDS. At December 31, 2011 capital loss carryforward available to offset future recognized gains were $46,805,017 with $3,498,813 expiring in 2012, $16,003,027 expiring in 2016, and $27,303,177 expiring in 2017. Additionally, the fund generated unlimited short-term capital losses of $3,141,474 and unlimited long-term capital losses of $6,252,829.+

   Unrealized appreciation and depreciation in the value of investments at June 30, 2012 for federal income tax purposes were as follows:

   Cost (tax basis)............................................ $343,122,635
                                                                ============
   Gross unrealized appreciation............................... $  2,426,658
   Gross unrealized depreciation...............................  (12,810,728)
                                                                ------------
   Net unrealized depreciation................................. $(10,384,070)
                                                                ============

Note 7. Director Retirement Plan

   The Directors of the Fund have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended, for the Disinterested Directors. The Retirement Plan provides generally that a Disinterested Director may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Director of any of the adopting SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Director and completed five (5) consecutive years of service as a Director of any Adopting Fund (an "Eligible Director"). Pursuant to the Retirement Plan, an Eligible Director may receive benefits upon (i) his or her death or disability while a Director or (ii) the termination of his or her tenure as a Director, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Director.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Director and Participant, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding clause during prior years is added to each Eligible Director's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.
--------
+ On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2012 -- (UNAUDITED)
        (CONTINUED)


   Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Directors from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

Note 8. Line of Credit

   The SunAmerica family of mutual funds has established a $75 million committed and $50 million uncommitted line of credit with State Street
   Bank and Trust Company, the Fund's custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in the other expenses line on the Statement of Operations. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the six months ended June 30, 2012, the Fund had borrowings outstanding for 9 days under the line of credit and incurred $1,329 in interest charges related to these borrowings. The Fund's average amount of debt under the line of credit for the days utilized was $3,756,866 at a weighted average interest rate of 1.42%. At June 30, 2012, there were no borrowings outstanding.

Note 9. Interfund Lending

   Pursuant to the exemptive relief granted by the Securities and Exchange Commission (the "Commission"), the Fund is permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended June 30, 2012, the Fund did not participate in this program.

Note 10. Investment Concentration

   The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, the Fund is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Fund and the borrower.

Note 11. Unfunded Loan Commitments

   At June 30, 2012, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

                                                             MATURITY PRINCIPAL
 NAME                                               TYPE       DATE    AMOUNT
 ----                                           ------------ -------- ---------
 National Surgical Hospitals, Inc.............. Delayed Draw 01/04/17 $244,736
 Wendy's/Arby's Restaurants LLC................ Delayed Draw 05/15/19  221,914

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT -- JUNE 30, 2012 -- (UNAUDITED)

The Board of the Fund, including the Disinterested Directors of the Fund, SunAmerica and Wellington, approved the continuation of the Advisory Agreement for a one-year period ending June 30, 2013 at an in-person meeting held on May 29, 2012 (the "Meeting"). At the Meeting, the Board, including the Disinterested Directors, also approved the continuation of the Subadvisory Agreement between SunAmerica and Wellington with respect to the Fund for a one-year period ending June 30, 2013 (the Subadvisory Agreement and the Advisory Agreement are referred to collectively herein as the "Agreements").

In accordance with Section 15(c) of the 1940 Act, the Board requested, and SunAmerica and Wellington, provided materials relating to the Board's consideration of whether to approve the continuation of the Agreements. These materials included (a) a summary of the services provided to the Fund by SunAmerica and its affiliates, and by Wellington; (b) information independently compiled and prepared by Lipper, Inc. ("Lipper") on fees and expenses of the Fund, and the investment performance of the Fund as compared with a peer group of funds, along with fee and performance data with respect to the Fund and any other mutual funds or accounts advised or subadvised by SunAmerica or Wellington with similar investment objectives and/or strategies, as applicable;
(c) information on the profitability of SunAmerica and its affiliates, and a discussion relating to indirect benefits; (d) a report on economies of scale;
(e) information about SunAmerica's general compliance policies and procedures and the services it provides in connection with its oversight of subadvisers,
(f) information about SunAmerica's and Wellington's risk management process;
(g) information regarding brokerage and soft dollar practices; and
(h) information about the key personnel of SunAmerica and its affiliates, and Wellington, that are involved in the investment management, administration, compliance and risk management activities with respect to the Fund, as well as current and projected staffing levels and compensation practices.

In determining whether to approve the continuation of the Agreements, the Board, including Disinterested Directors, considered at the Meeting, and from time to time as appropriate, factors it deemed relevant, including the following information:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY SUNAMERICA AND WELLINGTON

The Board, including the Disinterested Directors, considered the nature, quality and extent of services provided by SunAmerica. The Board noted that the services include acting as investment manager and adviser to the Fund, managing the daily business affairs of the Fund, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment the Fund's investment policies. Additionally, the Board observed that SunAmerica provides office space, bookkeeping, accounting, clerical, secretarial and certain administrative services (excusive of, and in addition to, any such service provided by any other party retained by the Fund) and has authorized its officers and employees, if elected, to serve as officers or trustees of the Fund without compensation. Finally, the Board noted that SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including Wellington. In addition to the quality of the advisory services provided by SunAmerica, the Board considered the quality of the administrative and other services provided by SunAmerica to the Fund pursuant to the Advisory Agreement. Additionally, the Board observed that SunAmerica performs or supervises the performance by others of other administrative services in connection with the operation of the Fund pursuant to the Administrative Agreement between SunAmerica and the Fund.

In connection with the services provided by SunAmerica, the Board analyzed the structure and duties of SunAmerica's fund administration, accounting, operations, legal and compliance departments and concluded that they were adequate to meet the needs of the Fund. The Board also reviewed the personnel responsible for providing advisory services to the Fund and other key personnel of SunAmerica in addition to current and projected staffing levels and compensation practices and concluded, based on their experience and interaction with SunAmerica, that: (i) SunAmerica has been able to retain quality portfolio managers, analysts and other personnel; (ii) SunAmerica has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) SunAmerica has been responsive to requests of the Board; and (iv) SunAmerica has kept the Board apprised of developments relating to the Fund and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high. The Board also noted the high quality of services under the Administrative Services Agreement.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT -- JUNE 30, 2012 -- (UNAUDITED) (CONTINUED)


The Board also considered SunAmerica's reputation and relationship with the Fund and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients and noted that as of March 31, 2012, SunAmerica managed, advised and/or administered approximately $46.3 billion in assets. In addition, the Board considered SunAmerica's code of ethics and its commitment to compliance generally and with respect to its management and administration of the Fund. The Board also considered SunAmerica's risk management process. The Board further observed that SunAmerica has developed internal procedures for monitoring compliance with the investment objectives, policies and restrictions of the Fund as set forth in the Fund's prospectuses. The Board also reviewed SunAmerica's compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact SunAmerica from effectively serving as the investment adviser to the Fund.

The Board also considered the nature, quality and extent of services to be provided by Wellington. The Board observed that Wellington is responsible for providing day-to-day investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Fund, or portion thereof, that Wellington manages, subject to the oversight and review of SunAmerica. The Board reviewed Wellington's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the Fund, in addition to current and projected staffing levels and compensation practices, and concluded, based on its experience with Wellington, that Wellington: (i) has been able to retain high quality portfolio managers and other investment personnel; (ii) has exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Subadvisory Agreement; and (iii) has been responsive to requests of the Board and of SunAmerica. In addition, the Board considered Wellington's code of ethics and risk management process. The Board further observed that Wellington has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Fund as set forth in the Fund's prospectus. The Board also reviewed Wellington's compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact Wellington from effectively serving as a subadviser to the Fund. The Board concluded that the nature and extent of services provided by Wellington under the Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fees and that the quality of services continues to be high.

INVESTMENT PERFORMANCE

The Board, including the Disinterested Directors, also considered the investment performance of SunAmerica and Wellington with respect to the Fund. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to the Fund's peer group ("Peer Group") and peer universe ("Peer Universe") as independently determined by Lipper and to an appropriate index or combination of indices, including the Fund's benchmarks. The Board was provided with a description of the methodology used by Lipper to select the funds in the Peer Group and Peer Universe.

It was noted that performance information was for the periods ended March 31, 2012. The Board also noted that it regularly reviews the performance of the Fund throughout the year. The Board further noted that, while it monitors performance of the Fund closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board considered that the Fund's performance was below the median of its Peer Group and Peer Universe for the one- and five- year periods and above the median of its Peer Group and Peer Universe for the three-year period. The Board noted management's discussion of the Fund's performance, including the fact that the Fund ranked in the first quintile of its Peer Group and Peer Universe for the three-year period, and concluded that the Fund's overall performance was satisfactory.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT -- JUNE 30, 2012 -- (UNAUDITED) (CONTINUED)


CONSIDERATION OF THE MANAGEMENT FEE AND THE COST OF THE SERVICES AND PROFITS TO BE REALIZED BY SUNAMERICA, WELLINGTON AND THEIR AFFILIATES FROM THE RELATIONSHIP WITH THE FUND

The Board, including the Disinterested Directors, received and reviewed information regarding the fees to be paid by the Fund to SunAmerica pursuant to the Advisory Agreement and the fees paid by SunAmerica to Wellington pursuant to the Subadvisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica, Wellington or their affiliates in connection with providing such services to the Fund.

To assist in analyzing the reasonableness of the management fee for the Fund, the Board received reports independently prepared by Lipper. The reports showed comparative fee information for the Fund's Peer Group and Peer Universe as determined by Lipper, including rankings within each category. In considering the reasonableness of the management fee to be paid by the Fund to SunAmerica, the Board reviewed a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. In considering the Fund's total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by SunAmerica. The Board further considered that, unlike the funds in the Peer Group and Peer Universe, the fee waivers and/or reimbursements being made by SunAmerica with respect to the Funds are only reflected in the total expenses category of the Lipper reports, rather than also being reflected as specific management fee waivers in the actual management fees category of the Lipper reports. As a result, the Board took into account that the actual management fees presented by Lipper for the funds in the Peer Group and Peer Universe may appear lower on a relative basis. The Board also considered the various expense components of the Fund and compared the Fund's net expense ratio to those of other funds within its Peer Group and Peer Universe as a guide to help assess the reasonableness of the management fee for the Fund. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Group and Peer Universe since the exact nature of services provided under the various fund agreements is often not apparent. The Board also noted the relative small size of the Fund's Peer Group. The Board noted, however, that the comparative fee information provided by Lipper as a whole was useful in assessing whether SunAmerica was providing services at a cost that was competitive with other, similar funds. The Board did not consider services and fees paid under investment advisory contracts that SunAmerica has with other registered investment companies or other types of clients with similar investment strategies to the Fund since SunAmerica informed the Board that there were no such Funds or accounts.

The Board also received and reviewed information regarding the fees paid by SunAmerica to Wellington pursuant to the Subadvisory Agreement. To assist in analyzing the reasonableness of the subadvisory fees, the Board received a report independently prepared by Lipper. The report showed comparative fee information of each Portfolio's Peer Group and/or Peer Universe that the Directors used as a guide to help assess the reasonableness of the subadvisory fees. The Directors noted that the Peer Group/Universe information as a whole was useful in assessing whether Wellington was providing services at a cost that was competitive with other, similar funds. The Directors also considered that the subadvisory fees are paid by SunAmerica out of its management fee and not by the Fund, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SunAmerica and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SunAmerica and the Subadviser, respectively.

The Board also considered fees received by Wellington with respect to other mutual funds and accounts with similar investment strategies to the Fund, to the extent applicable. The Board noted in particular that the similar accounts identified by Wellington were institutional separate accounts, and Wellington highlighted certain differences between these separate accounts and the Fund, including that these separate accounts are subject to different investment limitations and restrictions and do not experience daily cash flows in a manner similar to the Fund. The Board then noted that the subadvisory fees paid by SunAmerica to Wellington were reasonable as compared to fees Wellington receives for other comparable accounts for which they serve as adviser or subadviser.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT -- JUNE 30, 2012 -- (UNAUDITED) (CONTINUED)


The Board considered that the Fund's actual management fees were above the median of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were above the median of its Peer Group and Peer Universe. The Board noted that the Fund's advisory fee contains breakpoints and further noted management's discussions regarding the Fund's expenses.

PROFITABILITY

The Board also considered SunAmerica's profitability and the benefits SunAmerica and its affiliates received from their relationship with the Fund. The Board received and reviewed financial statements relating to SunAmerica's financial condition and profitability with respect to the services it provided the Fund and considered how profit margins could affect SunAmerica's ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by SunAmerica and its affiliates that provide services to the Fund. In particular, the Board considered the contractual fee waivers and/or expense reimbursements agreed to by SunAmerica.

The Board considered the profitability of SunAmerica under the Advisory Agreement, including the amount of management fees retained after payment to the Subadviser, as well as the profitability of SunAmerica under the Administrative Services Agreement, and considered the profitability of SunAmerica's affiliates under the Service Agreement and Rule 12b-1 Plans. Additionally, the Board considered whether SunAmerica, Wellington and their affiliates received any indirect benefits from the relationship with the Fund. Specifically, the Board observed that AIG Federal Savings Bank, an affiliate of SunAmerica, serves as custodian with respect to certain shareholder retirement accounts that are administered by SunAmerica and receives a fee payable by the qualifying shareholders. The Board further considered whether there were any collateral or "fall-out" benefits that SunAmerica and its affiliates may derive as a result of their relationship with the Fund. The Board noted that SunAmerica believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board also reviewed financial statements and/or other reports from the Wellington and considered whether Wellington had the financial resources necessary to attract and retain high quality investment management personnel and to provide a high quality of services.

The Board concluded that SunAmerica and Wellington had the financial resources necessary to perform its obligations under the Agreements and to continue to provide the Fund with the high quality services that they had provided in the past. The Board further concluded that the management fee was reasonable in light of the factors discussed above.

ECONOMIES OF SCALE

The Board, including the Disinterested Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund. The Board considered that as a result of being part of the SunAmerica fund complex, the Fund shares common resources and may share certain expenses, and if the size of the complex increases, the Fund could incur lower expenses than it otherwise would achieve as a stand-alone entity. The Board also took into account that the Fund had a management fee arrangement that included breakpoints that will adjust the fee downward as the size of the Fund increases, thereby allowing the shareholders to potentially participate in any economies of scale. The Board further noted that SunAmerica has agreed to contractually cap the total annual operating expenses of the Fund at certain levels. The Board observed that those expense caps benefited shareholders by keeping total fees down even in the absence of breakpoints or economies of scale. The Board concluded that the Fund's management fee structure was reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

The Board noted that the Subadvisory Agreement included breakpoints, but did not review specific information regarding whether there have been economies of scale with respect to Wellington's management of the Fund because it regards that information as less relevant at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT -- JUNE 30, 2012 -- (UNAUDITED) (CONTINUED)


OTHER FACTORS

In consideration of the Agreements, the Board also received information regarding SunAmerica's and Wellington's brokerage and soft dollar practices. The Board considered that Wellington is responsible for decisions to buy and sell securities for the Fund, selection of broker-dealers and negotiation of commission rates, as applicable. The Board also considered that the Fund invests primarily in senior secured floating rate loans and, therefore, the Fund generally does not incur significant brokerage commissions.

CONCLUSION

After a full and complete discussion, the Board approved the Agreements, each for a one-year period ending June 30, 2013. Based upon its evaluation of all these factors in their totality, the Board, including the Disinterested Directors, was satisfied that the terms of the Agreements s were fair and reasonable and in the best interests of the Fund and the Fund's shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Disinterested Directors were also assisted by the advice of independent counsel in making this determination.

[LOGO] AIG Sun America
Mutual Funds

HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

DIRECTORS                  CUSTODIAN                  DISCLOSURE OF QUARTERLY
 Dr. Judith L. Craven       State Street Bank and     PORTFOLIO HOLDINGS
 William F. Devin             Trust Company           The Fund is required to
 Richard W. Grant           P.O. Box 5607             file its com-plete
 Stephen J. Gutman          Boston, MA 02110          schedule of portfolio
 Peter A. Harbeck                                     holdings with the U.S.
 William J. Shea           VOTING PROXIES ON FUND     Securities and Exchange
                           PORTFOLIO SECURITIES       Commission for its first
OFFICERS                   A description of the       and third fiscal quarters
 John T. Genoy, President  policies and proce-dures   on Form N-Q. The Fund's
   and Chief Executive     that the Fund uses to      Forms N-Q are available
   Officer                 determine how to vote      on the U.S. Securities
 Donna M. Handel,          proxies related to         and Exchange Commission's
   Treasurer               securities held in the     website at
 James Nichols, Vice       Fund's portfolio, which    http://www.sec.gov. You
   President               is available in the        can also review and
 Katherine Stoner, Chief   Fund's Statement of        obtain copies of the
   Compliance Officer      Additional Information     Forms N-Q at the U.S.
 Gregory N. Bressler,      may be ob-tained without   Securities and Exchange
   Chief Legal             charge upon request, by    Commission's Public
   Officer and Secretary   calling (800) 858-8850.    Refer-ence Room in
 Gregory R. Kingston,      This in-formation is also  Washington, DC
   Vice President and      available from the EDGAR   (information on the
   Assistant Treasurer     database on the U.S.       operation of the Public
 Nori L. Gabert, Vice      Secu-rities and Exchange   Reference Room may be
   President and           Commission's website at    ob-tained by calling
   Assistant Secretary     http://www.sec.gov.        1-800-SEC-0330).
 John E. McLean,
   Assistant Secretary     DELIVERY OF SHAREHOLDER    PROXY VOTING RECORD ON
 Kathleen Fuentes,         DOCUMENTS                  FUND PORTFOLIO SECURITIES
   Assistant Secretary     The Fund has adopted a     Information regarding how
 Diedre L. Shepherd,       policy that allows it to   the Fund voted proxies
   Assistant Treasurer     send only one copy of the  relating to securities
 Matthew J. Hackethal,     Fund's prospectus, proxy   held in the Fund's
   Anti-Money Laundering   material, annual report    portfolio during the most
   Compliance Officer      and semi-annual report     recent twelve month
                           (the "shareholder          period ended June 30 is
INVESTMENT ADVISER         documents") to             available, once filed
 SunAmerica Asset          shareholders with          with the U.S. Securities
   Management Corp.        multiple accounts          and Exchange Commis-sion,
 Harborside Financial      residing at the same       without charge, upon
   Center                  "household." This          request, by calling
 3200 Plaza 5              practice is called         (800) 858-8850 or on the
 Jersey City, NJ           householding and reduces   U.S. Securities and
   07311-4992              Fund expenses, which       Exchange Commission's
                           benefits you and other     website at
DISTRIBUTOR                shareholders. Unless the   http://www.sec.gov.
 SunAmerica Capital        Fund receives
   Services, Inc.          instructions to the        This report is submitted
 Harborside Financial      con-trary, you will only   solely for the general
   Center                  receive one copy of the    information of
 3200 Plaza 5              shareholder documents.     shareholders of the Fund.
 Jersey City, NJ           The Fund will continue to  Distribution of this
   07311-4992              household the              report to persons other
                           share-holder documents     than shareholders of the
SHAREHOLDER SERVICING      indefinitely, until we     Fund is authorized only
AGENT                      are instructed otherwise.  in connection with a
 SunAmerica Fund           If you do not wish to      currently effective
   Services, Inc.          participate in             prospectus, setting forth
 Harborside Financial      householding, please       details of the Fund,
   Center                  contact Shareholder        which must precede or
 3200 Plaza 5              Services at (800)          accompany this report.
 Jersey City, NJ           858-8850 ext. 6010 or
   07311-4992              send a written request     The accompanying report
                           with your name, the name   has not been audited by
TRANSFER AGENT             of your fund(s) and your   independent accountants
 State Street Bank and     account number(s) to       and accordingly no
   Trust Company           SunAmerica Mutual Funds    opinion has been
 P.O. Box 219373           c/o BFDS, P.O. Box         expressed thereon.
 Kansas City, MO 64141     219186, Kansas City MO,
                           64121-9186. We will
                           resume individual
                           mailings for your account
                           within thirty (30) days
                           of receipt of your
                           request.

                                    [GRAPHIC]


GO PAPERLESS!!

DID YOU KNOW THAT YOU HAVE THE OPTION TO
RECEIVE YOUR SHAREHOLDER REPORTS ONLINE?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW
THESE SIMPLE STEPS:

                   1
                       GO TO WWW.SAFUNDS.COM
                   2
                       CLICK ON THE LINK TO "GO PAPERLESS!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.safunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER.

DISTRIBUTED BY:
SUNAMERICA CAPITAL SERVICES, INC.

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.safunds.com. Read the prospectus carefully before investing.

WWW.SAFUNDS.COM

SFSAN - 6/12

[LOGO]


Sun America
Mutual Funds

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert.

     Not applicable.

Item 4. Principal Accountant Fees and Services.

     Not applicable.

Item 5. Audit Committee of Listed Registrants.

     Not  applicable.

Item 6. Investments.

     Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     Not  applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

     Not  applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

     Not  applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this
     Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a)  (1) Not applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.


By: /s/ John T. Genoy
    ------------------------------------
    John T. Genoy
    President

Date: September 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John T. Genoy
    ------------------------------------
    John T. Genoy
    President

Date: September 7, 2012


By: /s/ Donna M. Handel
    ------------------------------------
    Donna M. Handel
    Treasurer

Date: September 7, 2012